                                            Registration Statement No. 333-40193
                                                                       811-08477

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          Post Effective Amendment No.2

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
            --------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

____     immediately upon filing pursuant to paragraph (b) of Rule 485.

  X      on May 1, 2000 pursuant to paragraph (b) of Rule 485.
----
____     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

____     on ______   ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."


Your purchase payments accumulate on a variable basis through one or more of the subaccounts ("funding options"). Your contract value will vary daily to reflect the investment experience of the funding options you select. The variable funding options are:



DELAWARE GROUP PREMIUM FUND
  REIT Series
  Small Cap Value Series


DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(1)
  Small Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST(2)
  Franklin Small Cap Fund Class 2(3)
  Templeton Developing Markets Securities
    Fund Class 2(4)
  Templeton International Securities Fund
    Class 2(5)

JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares
  Growth and Income Portfolio - Service Shares
  International Growth Portfolio - Service Shares

THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund

OCC ACCUMULATION TRUST
  Equity Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Investors Fund

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio

THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Jurika & Voyles Core Equity Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  NWQ Large Cap Portfolio
  Strategic Stock Portfolio
  U.S. Government Securities Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------


    (1) Formerly offered as Capital Appreciation Portfolio.



    (2) Formerly Templeton Variable Products Fund



    (3) Formerly offered as Franklin Small Cap
        Investments Fund-Class 2


    (4) Formerly offered as Templeton Developing Markets Fund-Class 2



    (5) Formerly offered as Templeton International
        Fund-Class 2


The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Separate Account TM for Variable Annuities or The Travelers Separate Account TM II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS


Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Funding Options.................     11
Charges and Deductions................     13
  General.............................     13
  Administrative Charges..............     14
  Mortality and Expense Risk Charge...     14
  Funding Option Expenses.............     15
  Premium Tax.........................     15
  Changes in Taxes Based Upon Premium
     or Value.........................     15
Transfers.............................     15
Asset Allocation Program..............     15
Access to Your Money..................     16
  Systematic Withdrawals..............     16
Ownership Provisions..................     16
  Types of Ownership..................     16
     Contract Owner...................     16
     Beneficiary......................     17
     Annuitant........................     17
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     18
  Death Proceeds After the Maturity
     Date.............................     20
The Annuity Period....................     20
  Maturity Date.......................     20
  Allocation of Annuity...............     21
  Variable Annuity....................     21
  Fixed Annuity.......................     21
Payment Options.......................     22
  Election of Options.................     22
  Annuity Options.....................     22
Miscellaneous Contract Provisions.....     23
  Right to Return.....................     23
  Termination.........................     23
  Required Reports....................     23
  Suspension of Payments..............     23
  Transfers of Contract Values to
     Other Annuities..................     23
The Separate Accounts.................     24
  Performance Information.............     24
Federal Tax Considerations............     25
  General Taxation of Annuities.......     25
  Types of Contracts: Qualified or
     Nonqualified.....................     25
  Nonqualified Annuity Contracts......     25
  Qualified Annuity Contracts.........     26
  Penalty Tax for Premature
     Distributions....................     26
  Diversification Requirements for
     Variable Annuities...............     26
  Ownership of the Investments........     26
  Mandatory Distributions for
     Qualified Plans..................     27
  Taxation of Death Benefit
     Proceeds.........................     27
Other Information.....................     27
  The Insurance Companies.............     27
  Financial Statements................     28
  IMSA................................     28
  Distribution of Variable Annuity
     Contracts........................     28
  Conformity with State and Federal
     Law..............................     28
  Voting Rights.......................     28
  Legal Proceedings and Opinions......     28
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  TM..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account TM II.......................    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     17
Annuity Payments......................     10
Annuity Unit..........................     10
Contingent Annuitant..................     17
Contract Date.........................     10
Contract Owner (You, Your)............     17
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     17
Funding Option(s).....................     10
Maturity Date.........................     10
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing company.


Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Bahamas
British Virgin Islands
Guam
New Hampshire
New York
North Carolina
U.S. Virgin Islands
Wyoming



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Under a qualified contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase, you may choose to receive annuity payments from the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.


Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs); and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $25,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $50,000 the Company deducts an annual contract administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. If you elect the standard death benefit, the M&E is 1.55%. If you elect the enhanced death benefit, the M&E is 1.70% of the amounts you direct to the variable funding options. Each underlying Fund also charges for management and other expenses.


HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.


For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. No sales charge will apply. Of course, you may have to pay income taxes and a tax penalty on any money you take out.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

       Annual Contract Administrative Charge
          (Waived if contract value is $50,000 or more)         $40

ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the Separate Account)

                                                                              ENHANCED
                                                                STANDARD       DEATH
                                                              DEATH BENEFIT   BENEFIT
       Mortality & Expense Risk Charge......................       1.55%        1.70%
       Administrative Expense Charge........................       0.15%        0.15%
                                                                  -----        -----
          Total Separate Account Charges....................       1.70%        1.85%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31,
1999, unless otherwise noted)


                                                                                                    TOTAL
                                                                                                    ANNUAL
                                                 MANAGEMENT                        OTHER          OPERATING
                                                    FEE                           EXPENSES         EXPENSES
                                               (AFTER EXPENSE      12B-1       (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)       FEE        REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series................................       0.64%                           0.21%            0.85%(1)
  Small Cap Value Series.....................       0.75%                           0.10%            0.85%
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(2)..................       0.75%                           0.03%            0.78%
  Small Cap Portfolio........................       0.75%                           0.03%            0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2
    (formerly offered as Franklin Small Cap
    Investment Fund).........................       0.55%           0.25%           0.27%            1.07%(3)
  Templeton Developing Markets Securities
    Fund -- Class 2 (formerly offered as
    Templeton Developing Markets Fund).......       1.25%           0.25%           0.31%            1.81%(4)
  Templeton International Securities Fund --
    Class 2 (formerly offered as Templeton
    International Fund)......................       0.69%           0.25%           0.19%            1.13%(5)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.02%            0.92%(6)
  Growth and Income Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.40%            1.30%(6)
  International Growth Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.11%            1.01%(6)
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund....       0.52%                           0.73%            1.25%(7)
OCC ACCUMULATION TRUST
  Equity Portfolio...........................       0.80%                           0.11%            0.91%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund.............................       0.53%                           0.45%            0.98%(8)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II...............       1.00%                           0.20%            1.20%(9)
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio.........       0.80%                           0.04%            0.84%(10)
  Smith Barney Aggressive Growth Portfolio...       0.80%                           0.20%            1.00%(11)
  Smith Barney High Income Portfolio.........       0.60%                           0.06%            0.66%(10)
  Smith Barney Large Capitalization Growth
    Portfolio................................       0.75%                           0.11%            0.86%(10)

                                                                                                    TOTAL
                                                                                                    ANNUAL
                                                 MANAGEMENT                        OTHER          OPERATING
                                                    FEE                           EXPENSES         EXPENSES
                                               (AFTER EXPENSE      12B-1       (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)       FEE        REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market Portfolio........       0.50%                           0.04%            0.54%(10)
  Travelers Managed Income Portfolio.........       0.65%                           0.11%            0.76%(10)
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio........       0.70%                           0.25%            0.95%(12)
  Disciplined Small Cap Stock Portfolio......       0.80%                           0.20%            1.00%(13)
  Jurika & Voyles Core Equity Portfolio......       0.75%                           0.25%            1.00%(14)
  Large Cap Portfolio........................       0.75%                           0.12%            0.87%
  Lazard International Stock Portfolio.......       0.83%                           0.23%            1.06%
  MFS Mid Cap Growth Portfolio...............       0.80%                           0.20%            1.00%(13)
  MFS Research Portfolio.....................       0.80%                           0.19%            0.99%
  NWQ Large Cap Portfolio....................       0.75%                           0.25%            1.00%(14)
  Strategic Stock Portfolio..................       0.60%                           0.30%            0.90%(13)
  U.S. Government Securities Portfolio.......       0.32%                           0.16%            0.48%
WARBURG PINCUS TRUST
  Emerging Markets Portfolio.................       0.00%                           1.40%            1.40%(15)


NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


 (2) Formerly Capital Appreciation Portfolio.



 (3) On 2/8/00, a merger and reorganization was approved that merged the assets of FRANKLIN SMALL CAP INVESTMENTS FUND into FRANKLIN SMALL CAP FUND, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of Franklin Small Cap Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fee 0.25%, Other expenses 0.27% and Total Fund Operating Expenses 1.07%.



    The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



 (4) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON DEVELOPING MARKETS EQUITY FUND into TEMPLETON DEVELOPING MARKETS FUND (which then changed its name to TEMPLETON DEVELOPING MARKETS SECURITIES FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton Developing Markets Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Distribution and Service Fee 0.25%, Other expenses 0.29% and Total Fund Operating Expenses 1.79%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



 (5) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON INTERNATIONAL EQUITY FUND into Templeton International Fund (which then changed its name to Templeton International Securities Fund), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton International Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fee 0.25%, Other expenses 0.20% and Total Fund Operating Expenses 1.10%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



 (6) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.



 (7) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.25%.

 (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fees, Other Expenses and Total Annual Operating Expenses would have been 0.70%, 0.45% and 1.15%, respectively.



 (9) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.57%.



(10) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.



(11) Other Expenses reflect the current expense reimbursement arrangement with the Adviser. The Adviser has agreed to reimburse SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO for the amount by its aggregate expenses exceed 1.00%. Without such arrangements through 2/29/00, the Total Annual Operating Expenses for the portfolio would have been 1.76%.



(12) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.



(13) Travelers Insurance has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99%, 1.49%, and 1.07% respectively.



(14) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 1.00%. Without such arrangements, the annualized Total Annual Operating Expenses for the Portfolios would have been 1.15% for the NWQ LARGE CAP PORTFOLIO and 1.40% for the JURIKA & VOYLES CORE EQUITY PORTFOLIO.



(15) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.


EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses, whether the contract has been surrendered or annuitized, or if no withdrawals have been made:


(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT
-------------------------------------------------------------------------------------------------------
                                                                  -------------------------------------
                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series............................................... (a)   $26      $ 80      $136       $289
                                                             (b)    27        84       143        304
  Small Cap Value Series.................................... (a)    26        80       136        289
                                                             (b)    27        84       143        304
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation...................................... (a)    25        77       132        282
                                                             (b)    27        82       140        297
  Small Cap Portfolio....................................... (a)    25        77       132        282
                                                             (b)    27        82       140        297
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2........................ (a)    28        86       147        311
                                                             (b)    30        91       154        325
  Templeton Developing Markets Securities Fund -- Class 2... (a)    35       108       183        379
                                                             (b)    37       112       190        392
  Templeton International Securities Fund -- Class 2........ (a)    29        88       150        316
                                                             (b)    30        92       157        331
JANUS ASPEN SERIES SERVICE SHARES
  Aggressive Growth Portfolio -- Service Shares............. (a)    27        82       139        296
                                                             (b)    28        86       147        311
  Growth and Income Portfolio -- Service Shares............. (a)    30        93       158        333
                                                             (b)    32        97       165        346
  International Growth Portfolio -- Service Shares.......... (a)    27        84       144        305
                                                             (b)    29        89       151        319

(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT
-------------------------------------------------------------------------------------------------------
                                                                  -------------------------------------
                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund................... (a)    30        91       156        328
                                                             (b)    31        96       163        342
OCC ACCUMULATION TRUST
  Equity Portfolio.......................................... (a)    26        81       139        295
                                                             (b)    28        86       146        310
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund............................................ (a)    27        83       142        302
                                                             (b)    29        88       150        316
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II.............................. (a)    29        90       153        323
                                                             (b)    31        94       160        337
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio........................ (a)   $26      $ 79      $135       $288
                                                             (b)    27        84       143        303
  Smith Barney Aggressive Growth Portfolio.................. (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Smith Barney High Income Portfolio........................ (a)    24        74       126        270
                                                             (b)    25        78       134        285
  Smith Barney Large Capitalization Growth Portfolio........ (a)    26        80       136        290
                                                             (b)    27        84       144        305
  Smith Barney Money Market Portfolio....................... (a)    23        70       120        258
                                                             (b)    24        75       128        273
  Travelers Managed Income Portfolio........................ (a)    25        77       131        280
                                                             (b)    26        81       139        295
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio....................... (a)    27        83       141        299
                                                             (b)    28        87       148        314
  Disciplined Small Cap Stock Portfolio..................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Jurika & Voyles Core Equity Portfolio..................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Large Cap Portfolio....................................... (a)    26        80       137        291
                                                             (b)    28        85       144        306
  Lazard International Stock Portfolio...................... (a)    28        86       146        310
                                                             (b)    29        90       154        324
  MFS Mid Cap Growth Portfolio.............................. (a)    27        84       143        304
                                                             (b)    29        89       151        318
  MFS Research Portfolio.................................... (a)    27        84       143        303
                                                             (b)    29        88       150        317
  NWQ Large Cap Portfolio................................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Strategic Stock Portfolio................................. (a)    26        81       138        294
                                                             (b)    28        86       146        309
  U.S. Government Securities Portfolio...................... (a)    22        69       118        253
                                                             (b)    24        73       125        268
WARBURG PINCUS TRUST
  Emerging Markets Portfolio................................ (a)    31        96       163        342
                                                             (b)    33       100       170        356


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.008% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $25,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS


The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.


If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
  FUND
  REIT Series              Seeks maximum long-term total return by investing in   Delaware Management Company,
                           securities of companies primarily engaged in the real  Inc.
                           estate industry. Capital appreciation is a secondary   Subadviser: Lincoln
                           objective.                                             Investment Management, Inc.
  Small Cap Value Series   Seeks capital appreciation by investing in small to    Delaware Management Company,
                           mid-cap common stocks whose market value appears low   Inc.
                           relative to their underlying value or future earnings  Subadviser: Lincoln
                           and growth potential Emphasis will also be placed on   Investment Management, Inc.
                           securities of companies that may be temporarily out
                           of favor or whose value is not yet recognized by the
                           market.
DREYFUS VARIABLE
  INVESTMENT FUND
  Capital Appreciation     Seeks primarily to provide long-term capital growth    The Dreyfus Corporation
  Portfolio                consistent with the preservation of capital; current   Subadviser: Fayez Sarofim &
                           income is a secondary investment objective The         Co.
                           portfolio invests primarily in the common stocks of
                           domestic and foreign insurers.
  Small Cap Portfolio      Seeks to maximize capital appreciation.                The Dreyfus Corporation
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund  Seeks long-term capital growth. The Fund seeks to      Franklin Advisers, Inc.
  (Class 2)                accomplish its objective by investing primarily
                           (normally at least 65% of its assets) in equity
                           securities of smaller capitalization growth
                           companies.
  Templeton Developing     Seeks long-term capital appreciation. The Fund seeks   Templeton Asset Management
  Markets Securities Fund  to achieve this objective by investing primarily       Ltd.
  (Class 2)                (normally at least 65% of assets) in equity
                           securities of issuers in countries having developing
                           markets.
  Templeton International  Seeks long-term capital growth through a flexible      Templeton Investment
  Securities Fund (Class   policy of investing in stocks and debt obligations of  Counsel, Inc.
  2)                       companies and governments outside the United States.
                           Any income realized will be incidental.
JANUS ASPEN SERIES
  Aggressive Growth        Seeks long-term capital growth by investing primarily  Janus Capital
  Portfolio -- Service     in common stocks selected for their growth potential,
  Shares                   normally investing at least 50% in the equity assets
                           of medium-sized companies.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
  Growth and Income        Seeks long-term capital growth and current income,     Janus Capital
  Portfolio -- Service     with an investment emphasis on common stocks.
  Shares
  International Growth     Seeks long-term capital growth by normally investing   Janus Capital
  Portfolio -- Service     at least 65% of its total assets in securities of
  Shares                   foreign issuers.
THE MONTGOMERY FUNDS III
  Montgomery Variable      Seeks capital appreciation by investing primarily in   Montgomery Asset Management
  Series: Growth Fund      equity securities, usually common stock, of domestic
                           companies of all sizes, and emphasizes companies
                           having market capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio         Seeks long-term capital appreciation through           OpCap Advisors
                           investment in securities (primarily equity
                           securities) of companies that are believed by the
                           adviser to be undervalued in the marketplace in
                           relation to factors such as the companies' assets or
                           earnings.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Investors Fund           Seeks long-term growth of capital, and, secondarily,   Salomon Brothers Asset
                           current income, through investments in common stocks   Management ("SBAM")
                           of well-known companies.
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Schafer Value     Seeks long-term capital appreciation. Current income   Strong Capital Management
  Fund II                  is a secondary objective when selecting investments    Inc.
                           The goal is to identify stocks that provide            Subadviser: Schafer Capital
                           above-average earnings growth prospects at a           Management, Inc.
                           price-to-earnings ratio lower than that of the S&P
                           500.
TRAVELERS SERIES FUND
  INC.
  AIM Capital              Seeks capital appreciation by investing principally    Travelers Investment Adviser
  Appreciation Portfolio   in common stock, with emphasis on medium-sized and     ("TIA")
                           smaller companies.                                     Subadviser: Alliance Capital
                                                                                  Management L.P.
  Smith Barney Aggressive  Seeks capital appreciation by investing primarily in   SSB Citi Fund Management LLC
  Growth Portfolio         common stocks of companies that are experiencing, or   ("SSB Citi")
                           have the potential to experience, growth of earnings,
                           or that exceed the average earnings growth rate of
                           companies whose securities are included in the S&P
                           500.
  Smith Barney High        Seeks high current income. Capital appreciation is a   SSB Citi
  Income Portfolio         secondary objective. The Portfolio will invest at
                           least 65% of its assets in high-yielding corporate
                           debt obligations and preferred stock.
  Smith Barney Large       Seeks long-term growth of capital by investing in      SSB Citi
  Capitalization Growth    equity securities of companies with large market
  Portfolio                capitalizations.
  Smith Barney Money       Seeks maximum current income and preservation of       SSB Citi
  Market Portfolio         capital.
  Travelers Managed        Seeks high current income consistent with prudent      TIA
  Income Portfolio         risk of capital through investments in corporate debt  Subadviser: Travelers Asset
                           obligations, preferred stocks, and obligations         Management International
                           Management International issued or guaranteed by the   Company LLC ("TAMIC")
                           U.S. Government or its agencies or instrumentalities.
THE TRAVELERS SERIES
  TRUST
  Disciplined Mid Cap      Seeks growth of capital by investing primarily in a    TAMIC
  Stock Portfolio          broadly diversified portfolio of U.S. common stocks.   Subadviser: Travelers
                                                                                  Investment Management
                                                                                  Company ("TIMCO")

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
  Disciplined Small Cap    Seeks long term capital appreciation by investing      TAMIC
  Stock Portfolio          primarily (at least 65% of its total assets) in the    Subadviser: TIMCO
                           common stocks of U.S. Companies with relatively small
                           market capitalizations at the time of investment.
  Jurika & Voyles Core     Seeks long-term capital appreciation. The Portfolio    TAMIC
  Equity Portfolio         invests primarily in the common stock of quality       Subadviser: Jurika & Voyles
                           companies of all market capitalizations that offer     L.P.
                           current value and significant future growth
                           potential.
  Large Cap Portfolio      Seeks long-term growth of capital by investing         TAMIC
                           primarily in equity securities of companies with       Subadviser: Fidelity
                           large market capitalizations.                          Management & Research Co.
  Lazard International     Seeks capital appreciation by investing primarily in   TAMIC
  Stock Portfolio          the equity securities of non-United States companies   Subadviser: Lazard Asset
                           (i.e., incorporated or organized outside the United    Management
                           States).
  MFS Mid Cap Growth       Seeks to obtain long-term growth of capital by         TAMIC
  Portfolio                investing, under normal market conditions, at least    Subadviser: Massachusetts
                           65% of its total assets in equity securities of        Financial Services Company
                           companies with medium market capitalization which the  ("MFS")
                           investment adviser believes have above-average growth
                           potential.
  MFS Research Portfolio   Seeks to provide long-term growth of capital and       TAMIC
                           future income.                                         Subadviser: MFS
  NWQ Large Cap Portfolio  Seeks to achieve consistent, superior total return     TAMIC
                           with minimum risk to principal.                        Subadviser: NWQ Investment
                                                                                  Management Company
  Strategic Stock          Seeks to provide an above-average total return         TAMIC
  Portfolio                through a combination of potential capital             Subadviser: TIMCO
                           appreciation and dividend income by investing
                           primarily in high dividend yielding stocks
                           periodically selected from the companies included in
                           (i) the Dow Jones Industrial Average and (ii) a
                           subset of the S&P Industrial Index.
  U.S. Government          Seeks to select investments from the point of view of  TAMIC
  Securities Portfolio     an investor concerned primarily with the highest
                           credit quality, current income and total return. The
                           assets of the Portfolio will be invested in direct
                           obligations of the United States, its agencies and
                           instrumentalities.
WARBURG PINCUS TRUST
  Emerging Markets         Seeks long-term growth of capital by investing         Credit Suisse Asset
  Portfolio                primarily in equity securities of non-U.S. issuers     Management, LLC
                           consisting of companies in emerging securities
                           markets.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,


     - the available funding options and related programs (including portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and


     - other costs of doing business.


Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $50,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $40 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. For the Standard Death Benefit, this charge equals, on an annual basis, 1.55% of the amounts held in each funding option. For the Enhanced Death Benefit, the charge equals on an annual basis, 1.70%. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.


                            ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------

An asset allocation program is available and is offered to you in conjunction with your Contract. Under this program, your purchase payments are allocated among a set of funding options based on asset allocation models which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional purchase payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your Financial Consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s)from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.


We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.


                                 DEATH BENEFIT

--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE


STANDARD DEATH BENEFIT:


The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value; or

        (2) the total purchase payments made under the Contract less all partial withdrawals.


ENHANCED DEATH BENEFIT:



The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:



        (1) the contract value;



        (2) the total purchase payments less any partial withdrawals made under the Contract; or



        (3) the "step-up value" as described below.



STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.



PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender.


For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.


PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the later of the annuitant's 90th birthday, ten years after the effective date, or later with our consent. (In certain states, the maturity date elected may not be later than the annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 90th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.


The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") and the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"), respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Separate Account TM and Separate Account TM II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "non-standardized total return," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.


NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow

Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or less is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment being subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.


The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup, Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.


LEGAL PROCEEDINGS AND OPINIONS


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.


THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                                   PERIOD FROM
                                                                                  JULY 20, 1998
                                                            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                    PORTFOLIO NAME                       STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (8/98)
  Unit Value at beginning of year......................  $  0.958   $  0.957   $  1.000   $ 1.000
  Unit Value at end of year............................     0.917      0.915      0.958     0.957
  Number of units outstanding at end of year...........    30,843    162,017     13,403     5,447
  SMALL CAP VALUE SERIES (11/98)
  Unit Value at beginning of year......................  $  1.005   $  1.005   $  1.000     1.000
  Unit Value at end of year............................     0.940      0.938      1.005     1.005
  Number of units outstanding at end of year...........    37,900     65,404      5,244        --
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.080   $  1.079   $  1.000   $ 1.000
  Unit Value at end of year............................     1.183      1.180      1.080     1.079
  Number of units outstanding at end of year...........   404,436    341,217     69,574    17,190
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  0.992   $  1.992   $  1.000   $ 1.000
  Unit Value at end of year............................     1.202      1.199      0.992     1.992
  Number of units outstanding at end of year...........   175,277    309,595     90,951     9,007
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH FUND (9/98)
  Unit Value at beginning of year......................  $  1.034   $  1.034   $  1.000   $ 1.000
  Unit Value at end of year............................     1.229      1.226      1.034     1.034
  Number of units outstanding at end of year...........    43,585    249,841     10,809     3,925
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  1.013   $  1.012   $  1.000   $ 1.000
  Unit Value at end of year............................     1.021      1.019      1.013     1.012
  Number of units outstanding at end of year...........   117,236    214,502     97,009    25,264
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of year......................  $  1.036   $  1.036   $  1.000     1.000
  Unit Value at end of year............................     1.138      1.135      1.036     1.036
  Number of units outstanding at end of year...........   310,855     24,672     24,856        --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG SCHAFER VALUE FUND II (11/98)
  Unit Value at beginning of year......................  $  1.035   $  1.035   $  1.000   $ 1.000
  Unit Value at end of year............................     0.989      0.987      1.035     1.035
  Number of units outstanding at end of year...........    40,237     46,628     21,778     5,193
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (12/98)
  Unit Value at beginning of year......................  $  1.072   $  1.071   $  1.000   $ 1.000
  Unit Value at end of year............................     1.837      1.833      1.072     1.071
  Number of units outstanding at end of year...........    24,048    167,293     10,667    10,436
  TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (11/98)
  Unit Value at beginning of year......................  $  1.018   $  1.018   $  1.000   $ 1.000
  Unit Value at end of year............................     1.535      1.532      1.018     1.018
  Number of units outstanding at end of year...........    32,333    135,187     12,791     2,959
  TEMPLETON INTERNATIONAL FUND CLASS 2 (8/98)
  Unit Value at beginning of year......................  $  0.934   $  0.933   $  1.000   $ 1.000
  Unit Value at end of year............................     1.131      1.129      0.934     0.933
  Number of units outstanding at end of year...........   167,939     75,785     70,695    21,233
TRAVELERS SERIES FUND, INC.
  AIM CAPITAL APPRECIATION PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.074   $  1.073   $  1.000   $ 1.000
  Unit Value at end of year............................     1.509      1.506      1.074     1.073
  Number of units outstanding at end of year...........   160,182    227,578     13,025    21,451
  SMITH BARNEY HIGH INCOME PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.949   $  0.949   $  1.000   $ 1.000
  Unit Value at end of year............................     0.958      0.956      0.949     0.949
  Number of units outstanding at end of year...........   467,863    522,735     99,255     4,997

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                                   PERIOD FROM
                                                                                  JULY 20, 1998
                                                            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                    PORTFOLIO NAME                       STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND, INC. (CONT.)
  SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
    (8/98)
  Unit Value at beginning of year......................  $  1.165   $  1.164   $  1.000   $ 1.000
  Unit Value at end of year............................     1.498      1.495      1.165     1.164
  Number of units outstanding at end of year...........   980,806   1,314,065   222,326    19,674
  SMITH BARNEY MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  1.013   $  1.013   $  1.000     1.000
  Unit Value at end of year............................     1.044      1.041      1.013     1.013
  Number of units outstanding at end of year...........   241,033    190,529    157,837        --
  TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year......................  $  0.997   $  0.997   $  1.000   $ 1.000
  Unit Value at end of year............................     0.989      0.987      0.997     0.997
  Number of units outstanding at end of year...........   841,369    818,644    163,644    14,831
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.102   $  1.101   $  1.000   $ 1.000
  Unit Value at end of year............................     1.229      1.227      1.102     1.101
  Number of units outstanding at end of year...........   130,522     39,328     25,371     7,351
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.994   $  0.994   $  1.000   $ 1.000
  Unit Value at end of year............................     1.177      1.175      0.994     0.994
  Number of units outstanding at end of year...........    24,730     82,755     18,221     6,938
  JURIKA & VOYLES CORE EQUITY PORTFOLIO (12/98)
  Unit Value at beginning of year......................  $  1.120   $  1.119      1.000   $ 1.000
  Unit Value at end of year............................     1.215      1.212      1.120     1.119
  Number of units outstanding at end of year...........        --    109,351         --     4,782
  LARGE CAP PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.124   $  1.123   $  1.000   $ 1.000
  Unit Value at end of year............................     1.429      1.426      1.124     1.123
  Number of units outstanding at end of year...........   609,907    714,812     43,623     4,881
  LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year......................  $  0.923   $  0.922   $  1.000   $ 1.000
  Unit Value at end of year............................     1.104      1.102      0.923     0.922
  Number of units outstanding at end of year...........   358,549    697,501    152,201    23,016
  MFS RESEARCH PORTFOLIO (11/98)
  Unit Value at beginning of year......................  $  1.036   $  1.036   $  1.000     1.000
  Unit Value at end of year............................     1.260      1.258      1.036     1.036
  Number of units outstanding at end of year...........   356,534    525,554     99,898        --
  NWQ LARGE CAP PORTFOLIO (11/98)
  Unit Value at beginning of year......................  $  0.985   $  0.985   $  1.000     1.000
  Unit Value at end of year............................     1.017      1.015      0.985     0.985
  Number of units outstanding at end of year...........   129,620    305,754     27,741        --
  STRATEGIC STOCK PORTFOLIO (1/99)
  Unit Value at beginning of year......................  $  0.998   $  0.997      1.000     1.000
  Unit Value at end of year............................     1.030      1.027      0.998     0.997
  Number of units outstanding at end of year...........   123,046         --         --        --
  U.S. GOVERNMENT SECURITIES PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.046   $  1.045   $  1.000     1.000
  Unit Value at end of year............................     0.986      0.984      1.046     1.045
  Number of units outstanding at end of year...........   455,487    208,167    167,258        --
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.843   $  0.842   $  1.000   $ 1.000
  Unit Value at end of year............................     1.503      1.500      0.843     0.842
  Number of units outstanding at end of year...........    30,889    272,106     27,219     4,069


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                                      PERIOD FROM
                                                                                     JULY 28, 1998
                                                             PERIOD ENDED         (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999        DECEMBER 31, 1998
                    PORTFOLIO NAME                      STANDARD     ENHANCED    STANDARD     ENHANCED
-------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (7/98)
  Unit Value at beginning of year.....................     $0.958       $0.957      $1.000       $1.000
  Unit Value at end of year...........................      0.917        0.915       0.958        0.957
  Number of units outstanding at end of year..........  2,708,375    2,774,241   1,203,931      737,088
  SMALL CAP VALUE SERIES (7/98)
  Unit Value at beginning of year.....................     $1.005       $1.005      $1.000       $1.000
  Unit Value at end of year...........................      0.940        0.938       1.005        1.005
  Number of units outstanding at end of year..........  2,494,324    1,995,812     997,680      945,867
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.080       $1.079      $1.000       $1.000
  Unit Value at end of year...........................      1.183        1.180       1.080        1.079
  Number of units outstanding at end of year..........  9,234,694    7,731,002   3,607,198    2,235,635
  SMALL CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.992       $0.992      $1.000       $1.000
  Unit Value at end of year...........................      1.202        1.199       0.992        0.992
  Number of units outstanding at end of year..........  49,819,089   5,202,767   11,692,226   1,337,518
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH FUND (7/98)
  Unit Value at beginning of year.....................     $1.034       $1.034      $1.000       $1.000
  Unit Value at end of year...........................      1.229        1.226       1.034        1.034
  Number of units outstanding at end of year..........  2,328,085    3,341,315     707,170      711,899
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.013       $1.012      $1.000       $1.000
  Unit Value at end of year...........................      1.021        1.019       1.013        1.012
  Number of units outstanding at end of year..........  5,524,668   10,145,642   2,145,584    3,539,272
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  INVESTORS FUND (7/98)
  Unit Value at beginning of year.....................     $1.036       $1.036      $1.000       $1.000
  Unit Value at end of year...........................      1.138        1.135       1.036        1.036
  Number of units outstanding at end of year..........  7,439,494    5,734,969   2,216,940    1,268,600
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG SCHAFER VALUE FUND II (7/98)
  Unit Value at beginning of year.....................     $1.035       $1.035      $1.000       $1.000
  Unit Value at end of year...........................      0.989        0.987       1.035        1.035
  Number of units outstanding at end of year..........  3,899,036    4,125,225   1,223,602    1,493,135
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $1.072       $1.071      $1.000       $1.000
  Unit Value at end of year...........................      1.837        1.833       1.072        1.071
  Number of units outstanding at end of year..........  3,616,359    4,408,346   1,140,671    1,065,535
  TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $1.018       $1.018      $1.000       $1.000
  Unit Value at end of year...........................      1.535        1.532       1.018        1.018
  Number of units outstanding at end of year..........  1,581,452    2,458,389     553,203      495,430
TEMPLETON INTERNATIONAL FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $0.934       $0.933      $1.000       $1.000
  Unit Value at end of year...........................      1.131        1.129       0.934        0.933
  Number of units outstanding at end of year..........  16,064,588   7,581,668   3,208,623    2,007,980
TRAVELERS SERIES FUND, INC.
  AIM CAPITAL APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.074       $1.073      $1.000       $1.000
  Unit Value at end of year...........................      1.509        1.506       1.074        1.073
  Number of units outstanding at end of year..........  7,917,069   10,806,635   2,829,493    2,034,539
  SMITH BARNEY HIGH INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.949       $0.949      $1.000       $1.000
  Unit Value at end of year...........................      0.958        0.956       0.949        0.949
  Number of units outstanding at end of year..........  11,849,075  11,834,439   4,153,841    2,336,688

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                                      PERIOD FROM
                                                                                     JULY 28, 1998
                                                             PERIOD ENDED         (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999        DECEMBER 31, 1998
                    PORTFOLIO NAME                      STANDARD     ENHANCED    STANDARD     ENHANCED
-------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND, INC. (CONT.)
  SMITH BARNEY LARGE CAPITALIZATION GROWTH
    PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.165       $1.164      $1.000       $1.000
  Unit Value at end of year...........................      1.498        1.495       1.165        1.164
  Number of units outstanding at end of year..........  20,512,758  22,901,699   5,546,493    4,295,306
  SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.013       $1.013      $1.000       $1.000
  Unit Value at end of year...........................      1.044        1.041       1.013        1.013
  Number of units outstanding at end of year..........  15,470,047  10,341,808   16,945,764   5,361,023
  TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.997       $0.997      $1.000       $1.000
  Unit Value at end of year...........................      0.989        0.987       0.997        0.997
  Number of units outstanding at end of year..........  29,609,709  28,494,450   9,136,205    8,972,968
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.102       $1.101      $1.000       $1.000
  Unit Value at end of year...........................      1.229        1.227       1.102        1.101
  Number of units outstanding at end of year..........  5,262,368    5,718,100   1,803,332    1,019,641
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.994       $0.994      $1.000       $1.000
  Unit Value at end of year...........................      1.177        1.175       0.994        0.994
  Number of units outstanding at end of year..........  2,383,789    2,395,044     573,554      411,984
  JURIKA & VOYLES CORE EQUITY PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.120       $1.119      $1.000       $1.000
  Unit Value at end of year...........................      1.215        1.212       1.120        1.119
  Number of units outstanding at end of year..........  1,327,779    1,465,577     688,244      211,666
  LARGE CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.124       $1.123      $1.000       $1.000
  Unit Value at end of year...........................      1.429        1.426       1.124        1.123
  Number of units outstanding at end of year..........  12,235,302  16,376,413   2,626,893    2,924,400
  LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.923       $0.922      $1.000       $1.000
  Unit Value at end of year...........................      1.104        1.102       0.923        0.922
  Number of units outstanding at end of year..........  15,199,353  16,263,702   5,353,658    4,798,972
  MFS RESEARCH PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.036       $1.036      $1.000       $1.000
  Unit Value at end of year...........................      1.260        1.258       1.036        1.036
  Number of units outstanding at end of year..........  5,602,395    7,433,610   1,147,635    1,181,631
  NWQ LARGE CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.985       $0.985      $1.000       $1.000
  Unit Value at end of year...........................      1.017        1.015       0.985        0.985
  Number of units outstanding at end of year..........  7,026,564    7,231,932   2,138,258    1,602,093
  STRATEGIC STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.998       $0.997      $1.000       $1.000
  Unit Value at end of year...........................      1.030        1.027       0.998        0.997
  Number of units outstanding at end of year..........  4,276,549    4,693,865   1,617,601    1,341,879
  U.S. GOVERNMENT SECURITIES PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.046       $1.045      $1,000       $1,000
  Unit Value at end of year...........................      0.986        0.984       1.046        1.045
  Number of units outstanding at end of year..........  6,962,624    6,963,749   2,467,008    1,161,742
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.843       $0.842      $1.000       $1.000
  Unit Value at end of year...........................      1.503        1.500       0.843        0.842
  Number of units outstanding at end of year..........  1,105,585    1,775,067     617,918      436,823


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.

                                   APPENDIX C
--------------------------------------------------------------------------------


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.


Name:

Address:

                           THIS PAGE INTENTIONALLY LEFT BLANK.

L-21254                                                              May 1, 2000

                                     PART B

          Information Required in a Statement of Additional Information

                          TRAVELERS MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2000 A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY ......................................................     2

PRINCIPAL UNDERWRITER ......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ..........................     3

VALUATION OF ASSETS ........................................................     3

PERFORMANCE INFORMATION ....................................................     4

MIXED AND SHARED FUNDING ...................................................     8

FEDERAL TAX CONSIDERATIONS .................................................     8

INDEPENDENT ACCOUNTANTS ....................................................     11

FINANCIAL STATEMENTS .......................................................     F-1

                              THE INSURANCE COMPANY

           The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

           The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

           The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account TM meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account TM are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

           CFBDS, Inc. serves as principal underwriter for Separate Account TM and the Contracts. The offering is continuous. CFBDS, Inc.'s principal executive offices are located at 21 Milk Street, Boston, MA 02116. CFBDS is not affiliated with the Company or Separate Account TM. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

           Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account TM, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

           Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

           Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

           Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

           The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

           From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account TM. The Company may advertise the "standardized average annual total returns" of the Funding Options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

           STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates.

           NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Additionally, cumulative and year-to-date returns may also be shown. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

           For Funding Options that were in existence prior to the date they became available under Separate Account TM, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

           GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Separate Account TM and the Funding Options.

           Average annual total returns for each of the Funding Options available under Separate Account TM computed according to the standardized and nonstandardized methods for the periods ending December 31, 1999 are set forth in the following table.

                                TRAVELERS MARQUIS
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


                                                                      Standard Death Benefit          Enhanced Death Benefit

                                                      ----------------------------------------------------------------------------
                                                       Inception      1 Year   5 Years  10 Years or   1 Year  5 Year  10 Years or
                                                        Date #                           Inception                     Inception
----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
--------------------------------------------------------------------------------------------------  ------------------------------
Warburg Pincus Emerging Markets Portfolio               7/28/98       78.35%      -        50.26%     78.08%     -      49.93%
--------------------------------------------------------------------------------------------------  ------------------------------
Templeton Developing Markets Fund Class II *            7/31/98       50.68%      -        53.42%     50.46%     -      53.09%
--------------------------------------------------------------------------------------------------  ------------------------------
Templeton International Fund Class II *                 7/29/98       21.13%      -        13.05%     20.95%     -      12.81%
--------------------------------------------------------------------------------------------------  ------------------------------
Lazard International Stock Portfolio                    7/28/98       19.64%      -        13.52%     19.46%     -      13.27%
--------------------------------------------------------------------------------------------------  ------------------------------
Franklin Small Cap Investments Fund Class II *          7/29/98       71.41%      -        83.65%     71.15%     -      83.26%
--------------------------------------------------------------------------------------------------  ------------------------------
Dreyfus Small Cap Portfolio                             7/29/98       21.06%      -        20.10%     20.88%     -      19.85%
--------------------------------------------------------------------------------------------------  ------------------------------
Travelers Disciplined Small Cap Stock Portfolio         7/28/98       18.36%      -        17.68%     18.19%     -      17.43%
--------------------------------------------------------------------------------------------------  ------------------------------
Delaware Small Cap Value Series                         7/31/98       -6.48%      -        -6.01%     -6.63%     -      -6.21%
--------------------------------------------------------------------------------------------------  ------------------------------
Delaware Investments REIT Series                        7/28/98       -4.27%      -        -8.30%     -4.41%     -      -8.50%
--------------------------------------------------------------------------------------------------  ------------------------------
AIM Capital Appreciation Portfolio                      7/29/98       40.54%      -        50.84%     40.33%     -      50.51%
--------------------------------------------------------------------------------------------------  ------------------------------
Montgomery Variable Series: Growth Fund                  8/4/98       18.74%      -        22.81%     18.56%     -      22.55%
--------------------------------------------------------------------------------------------------  ------------------------------
Travelers Disciplined Mid Cap Stock Portfolio           7/28/98       11.54%      -        22.90%     11.37%     -      22.63%
--------------------------------------------------------------------------------------------------  ------------------------------
Strong Schafer Value Fund II                            7/28/98       -4.52%      -        -1.17%     -4.67%     -      -1.38%
--------------------------------------------------------------------------------------------------  ------------------------------
Dreyfus Capital Appreciation Portfolio                  7/31/98        9.56%      -        18.25%      9.40%     -      18.00%
--------------------------------------------------------------------------------------------------  ------------------------------
Smith Barney Large Cap Growth Portfolio                 7/28/98       28.62%      -        49.75%     28.42%     -      49.43%
--------------------------------------------------------------------------------------------------  ------------------------------
Large Cap Portfolio (Fidelity)                          7/28/98       27.12%      -        42.82%     26.93%     -      42.52%
--------------------------------------------------------------------------------------------------  ------------------------------
OCC Accumulation Trust Equity Portfolio                 7/29/98        0.80%      -         2.04%      0.64%     -       1.82%
--------------------------------------------------------------------------------------------------  ------------------------------
Salomon Brothers Investors Fund                         7/29/98        9.75%      -        13.73%      9.59%     -      13.49%
--------------------------------------------------------------------------------------------------  ------------------------------
NWQ Large Cap Portfolio                                 7/28/98        3.18%      -         1.64%      3.03%     -       1.42%
--------------------------------------------------------------------------------------------------  ------------------------------
FIXED INCOME PORTFOLIOS:
--------------------------------------------------------------------------------------------------  ------------------------------
Smith Barney High Income Portfolio                      7/28/98        0.85%      -        -4.28%      0.70%     -      -4.48%
--------------------------------------------------------------------------------------------------  ------------------------------
Travelers U.S. Government Securities Portfolio          7/29/98       -5.78%      -        -1.47%     -5.92%     -      -1.68%
--------------------------------------------------------------------------------------------------  ------------------------------
Travelers Managed Income Portfolio                      7/28/98       -0.83%      -        -1.15%     -0.98%     -      -1.36%
--------------------------------------------------------------------------------------------------  ------------------------------
Smith Barney Money Market Portfolio                     7/29/98        2.98%      -         4.32%      2.82%     -       4.10%
--------------------------------------------------------------------------------------------------  ------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
--------------------------------------------------------------------------------------------------  ------------------------------
Jurika & Voyles Core Equity Portfolio                   8/25/98        8.45%      -        21.43%      8.28%     -      21.19%
--------------------------------------------------------------------------------------------------  ------------------------------
MFS Research Portfolio                                  7/28/98       21.58%      -        25.98%     21.39%     -      25.71%
--------------------------------------------------------------------------------------------------  ------------------------------
Strategic Stock Portfolio                               7/28/98        3.18%      -         2.93%      3.03%     -       2.71%
--------------------------------------------------------------------------------------------------  ------------------------------


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                                TRAVELERS MARQUIS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                               Standard Death Benefit
                                                   ---------------------------------------------------------------------
                                                    Inception                                                   Since
                                                     Date #        YTD       1 Year     3 Years     5 Years   Inception
------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio           12/31/97      78.38%     78.38%           -           -      21.29%
------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund Class II *         2/16/96      50.71%     50.71%      -6.71%           -      -7.02%
------------------------------------------------------------------------------------------------------------------------
Templeton International Fund Class II *               5/1/92      21.15%     21.15%      13.23%      15.05%      13.31%
------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                  8/1/96      19.66%     19.66%      12.10%           -      12.78%
------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Investments Fund Class II *        5/1/98      71.43%     71.43%           -           -      30.74%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                          8/31/90      21.08%     21.08%       9.68%      13.98%      33.41%
------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio       5/1/98      18.38%     18.38%           -           -       2.40%
------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                     12/23/93      -6.47%     -6.47%       4.58%      10.43%       8.79%
------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                      5/6/98      -4.25%     -4.25%           -           -      -8.60%
------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                  10/10/95      40.56%     40.56%      21.29%           -      16.81%
------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund               2/9/96      18.76%     18.76%      14.96%           -      18.00%
------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio         4/1/97      11.56%     11.56%           -           -      21.29%
------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                        10/10/97      -4.50%     -4.50%           -           -      -2.55%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                4/5/93       9.58%      9.58%      20.93%      23.44%      18.05%
------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio               5/1/98      28.64%     28.64%           -           -      31.64%
------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                       8/30/96      27.15%     27.15%      27.18%           -      28.64%
------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio               8/1/88       0.82%      0.82%      11.36%      17.99%      13.90%
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                      2/17/98       9.77%      9.77%           -           -       9.97%
------------------------------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                              7/28/98       3.20%      3.20%           -           -       1.17%
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:                                                          -           -           -           -
------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                   6/22/94       0.87%      0.87%       3.70%       7.74%       6.68%
------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio       1/24/92      -5.76%     -5.76%       4.18%       6.65%       4.91%
------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                   6/28/94      -0.81%     -0.81%       3.39%       4.99%       4.40%
------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                  6/20/94       3.00%      3.00%       3.20%       3.28%       3.20%
------------------------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio                7/20/98       8.47%      8.47%           -           -       7.54%
------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                               3/23/98      21.60%     21.60%           -           -      14.33%
------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                             5/1/98       3.20%      3.20%           -           -      -2.35%
------------------------------------------------------------------------------------------------------------------------


                                                                 Enhanced Death Benefit
                                                   -----------------------------------------------------
                                                                                                 Since
                                                     YTD       1 Year      3 Years    5 Years  Inception
--------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
--------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio           78.11%      78.11%           -         -     21.10%
--------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund Class II *        50.48%      50.48%      -6.85%         -     -7.16%
--------------------------------------------------------------------------------------------------------
Templeton International Fund Class II *             20.97%      20.97%      13.07%      148%     13.14%
--------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                19.48%      19.48%      11.93%         -     12.61%
--------------------------------------------------------------------------------------------------------
Franklin Small Cap Investments Fund Class II *      71.18%      71.18%           -         -     30.54%
--------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                         20.90%      20.90%       9.52%      131%     33.21%
--------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio     18.21%      18.21%           -         -      2.24%
--------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                     -6.61%      -6.61%       4.43%      106%      8.63%
--------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                    -4.40%      -4.40%           -         -     -8.74%
--------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                  40.35%      40.35%      21.11%         -     16.64%
--------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund             18.58%      18.58%      14.79%         -     17.82%
--------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio       11.39%      11.39%           -         -     21.11%
--------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                        -4.65%      -4.65%           -         -     -2.69%
--------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio               9.42%       9.42%      20.75%      235%     17.88%
--------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio             28.45%      28.45%           -         -     31.45%
--------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                      26.96%      26.96%      26.99%         -     28.45%
--------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio              0.66%       0.66%      11.20%      172%     13.73%
--------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                      9.61%       9.61%           -         -      9.81%
--------------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                              3.05%       3.05%           -         -      1.02%
--------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:
--------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                   0.72%       0.72%       3.54%       78%      6.52%
--------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio      -5.90%      -5.90%       4.02%       60%      4.76%
--------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                  -0.96%      -0.96%       3.24%       43%      4.25%
--------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                  2.84%       2.84%       3.04%       33%      3.04%
--------------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
--------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio                8.30%       8.30%           -         -      7.38%
--------------------------------------------------------------------------------------------------------
MFS Research Portfolio                              21.42%      21.42%           -         -     14.16%
--------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                            3.05%       3.05%           -         -     -2.50%
--------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations.

                            MIXED AND SHARED FUNDING

           Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                           FEDERAL TAX CONSIDERATIONS

           The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

           Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 701/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

           Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

           If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

           Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

           The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

           To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

           The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

           Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

           Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

           Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

           Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

           Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

           The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

     There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law.

           A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

     To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

     The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

           Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

           Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Separate Account TM as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 1999



                       THE TRAVELERS SEPARATE ACCOUNT TM
                       FOR VARIABLE ANNUITIES





[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


ASSETS:
  Investments in eligible funds at market value:
    Delaware Group Premium Fund, Inc., 26,697 shares (cost $281,091) .............    $   273,728
    Dreyfus Variable Investment Fund, 30,886 shares (cost $1,327,818) ...........       1,463,634
    OCC Accumulation Trust, 9,007 shares (cost $347,093) ........................         338,318
    Salomon Brothers Variable Series Funds Inc., 31,223 shares (cost $364,163) ...        381,859
    Strong Variable Insurance Funds, Inc., 9,411 shares (cost $92,282) ...........         85,828
    Templeton Variable Products Series Fund, 67,930 shares (cost $735,888) ......         883,390
    Montgomery Funds III, 19,576 shares (cost $328,944) .........................         360,008
    The Travelers Series Trust, 401,179 shares (cost $5,313,271) ................       5,857,972
    Travelers Series Fund Inc., 913,363 shares (cost $6,446,431) .................      7,058,231
    Warburg Pincus Trust, 32,070 shares (cost $355,777) .........................         454,757
                                                                                      -----------

      Total Investments (cost $15,592,758) ......................................                     $17,157,725

  Receivables:
    Dividends ...................................................................                             937
                                                                                                      -----------

      Total Assets ..............................................................                      17,158,662
                                                                                                      -----------


LIABILITIES:
  Payables:
    Insurance charges ...........................................................                           6,683
    Administrative fees .........................................................                             615
                                                                                                      -----------

      Total Liabilities .........................................................                           7,298
                                                                                                      -----------

NET ASSETS: .....................................................................                     $17,151,364
                                                                                                      ===========


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends .................................................................                   $  218,333

EXPENSES:
  Insurance charges .........................................................     $ 126,512
  Administrative fees .......................................................        11,749
                                                                                  ---------

    Total expenses ..........................................................                      138,261
                                                                                                ----------

      Net investment income .................................................                       80,072
                                                                                                ----------

REALIZED GAIN (LOSS) AND CHANGE IN  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..........................................       868,321
    Cost of investments sold ................................................       843,872
                                                                                  ---------

      Net realized gain (loss) ..............................................                       24,449


  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1998 ....................................        71,280
    Unrealized gain at December 31, 1999 ....................................     1,564,967
                                                                                  ---------

      Net change in unrealized gain (loss) for the year .....................                    1,493,687
                                                                                                ----------

        Net realized gain (loss) and change in unrealized gain (loss) .......                    1,518,136
                                                                                                ----------

Net increase in net assets resulting from operations ........................                   $1,598,208
                                                                                                ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1999 AND
              THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1998

                                                                            1999              1998
                                                                        ------------      ------------
OPERATIONS:
  Net investment income ...........................................     $     80,072      $     16,918
  Net realized gain (loss) from investment transactions ...........           24,449                63
  Net change in unrealized gain (loss) on investments .............        1,493,687            71,280
                                                                        ------------      ------------

    Net increase in net assets resulting from operations ..........        1,598,208            88,261
                                                                        ------------      ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 12,533,751 and 1,855,297 units, respectively) ..       13,940,070         1,815,891
  Participant transfers from other Travelers accounts
    (applicable to 458,795 and 31,676 units, respectively) ........          509,526            28,738
  Administrative charges
    (applicable to 608 and 6 units, respectively) .................             (660)               (3)
  Contract surrenders
    (applicable to 256,685 and 318 units, respectively) ...........         (290,074)             (300)
  Participant transfers to other Travelers accounts
    (applicable to 477,047 and 28,609 units, respectively) ........         (509,553)          (28,740)
                                                                        ------------      ------------

    Net increase in net assets resulting from unit transactions ...       13,649,309         1,815,586
                                                                        ------------      ------------

      Net increase in net assets ..................................       15,247,517         1,903,847

NET ASSETS:
  Beginning of period .............................................        1,903,847                 -
                                                                        ------------      ------------

  End of period ...................................................     $ 17,151,364      $  1,903,847
                                                                        ============      ============



                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account TM is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM is comprised of the Travelers Marquis Portfolio product.

    Participant purchase payments applied to Separate Account TM are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Separate Account TM were: U.S. Government Securities Portfolio, Lazard International Stock Portfolio, Large Cap Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Jurika & Voyles Core Equity Portfolio and NWQ Large Cap Portfolio of The Travelers Series Trust; Smith Barney High Income Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, AIM Capital Appreciation Portfolio and Travelers Managed Income Portfolio (formerly TBC Managed Income Portfolio) of Travelers Series Fund Inc. and Salomon Brothers Variable Investors Fund of Salomon Brothers Variable Series Funds Inc. (all of which are managed by affiliates of The Travelers); Franklin Small Cap Investments Fund Class II, Templeton Developing Markets Fund Class II and Templeton International Fund Class II of Templeton Variable Products Series Fund; Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc; Montgomery Variable Series: Growth Fund of The Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc which is a Wisconsin corporation and Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account TM form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $14,680,554 and $868,321, respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $15,592,758 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $1,629,618. Gross unrealized depreciation for all investments at December 31, 1999 was $64,651.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.55% and 1.70% of the amounts held in each funding option for the Standard Death Benefit and the Enhanced Death Benefit, respectively.

    Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

    For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

4.  CHANGE IN ACCOUNTING

    On January 1, 1999, in conjunction with the implementation of a new system, Separate Account TM changed its basis of reporting gains and losses for investment transactions from an identified cost basis to an average cost basis. The accounting changed had no effect on net assets.

5.  NET CONTRACT OWNERS' EQUITY

                                                                      DECEMBER 31, 1999
                                                          -----------------------------------------
                                                          ACCUMULATION      UNIT              NET
                                                              UNITS         VALUE           ASSETS
                                                          ------------      ------       ----------
Delaware Group Premium Fund, Inc.
  REIT Series
    Standard Death Benefit .........................           30,843       $0.917       $   28,294
    Enhanced Death Benefit .........................          162,017        0.915          148,311
  Small Cap Value Series
    Standard Death Benefit .........................           37,900        0.940           35,637
    Enhanced Death Benefit .........................           65,404        0.938           61,367

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio
    Standard Death Benefit .........................          404,436        1.183          478,448
    Enhanced Death Benefit .........................          341,217        1.180          402,796
  Small Cap Portfolio
    Standard Death Benefit .........................          175,277        1.202          210,599
    Enhanced Death Benefit .........................          309,595        1.199          371,191

OCC Accumulation Trust
  Equity Portfolio
    Standard Death Benefit .........................          117,236        1.021          119,675
    Enhanced Death Benefit .........................          214,502        1.019          218,495

Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Investors Fund
    Standard Death Benefit .........................          310,855        1.138          353,688
    Enhanced Death Benefit .........................           24,672        1.135           28,011

Strong Variable Insurance Funds, Inc.
  Strong Schafer Value Fund II
    Standard Death Benefit .........................           40,237        0.989           39,785
    Enhanced Death Benefit .........................           46,628        0.987           46,006

Templeton Variable Products Series Fund
  Franklin Small Cap Investments Fund Class II
    Standard Death Benefit .........................           24,048        1.837           44,182
    Enhanced Death Benefit .........................          167,293        1.833          306,696
  Templeton Developing Markets Fund Class II
    Standard Death Benefit .........................           32,333        1.535           49,624
    Enhanced Death Benefit .........................          135,187        1.532          207,044
  Templeton International Fund Class II
    Standard Death Benefit .........................          167,939        1.131          189,942
    Enhanced Death Benefit .........................           75,785        1.129           85,532

                                                                      DECEMBER 31, 1999
                                                          -----------------------------------------
                                                          ACCUMULATION      UNIT              NET
                                                              UNITS         VALUE           ASSETS
                                                          ------------      ------       ----------
Montgomery Funds III
  Montgomery Variable Series: Growth Fund
    Standard Death Benefit .........................           43,585       $1.229       $   53,548
    Enhanced Death Benefit .........................          249,841        1.226          306,303

The Travelers Series Trust
  Jurika & Voyles Core Equity Portfolio
    Standard Death Benefit .........................                -        1.215                -
    Enhanced Death Benefit .........................          109,351        1.212          132,573
  Large Cap Portfolio
    Standard Death Benefit .........................          609,907        1.429          871,433
    Enhanced Death Benefit .........................          714,812        1.426        1,019,140
  Lazard International Stock Portfolio
    Standard Death Benefit .........................          358,549        1.104          395,968
    Enhanced Death Benefit .........................          697,501        1.102          768,607
  MFS Research Portfolio
    Standard Death Benefit .........................          356,534        1.260          449,342
    Enhanced Death Benefit .........................          525,554        1.258          660,947
  NWQ Large Cap Portfolio
    Standard Death Benefit .........................          129,620        1.017          131,794
    Enhanced Death Benefit .........................          305,754        1.015          310,214
  Strategic Stock Portfolio
    Standard Death Benefit .........................          123,046        1.030          126,701
    Enhanced Death Benefit .........................                -        1.027                -
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit .........................          130,522        1.229          160,471
    Enhanced Death Benefit .........................           39,328        1.227           48,249
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit .........................           24,730        1.177           29,113
    Enhanced Death Benefit .........................           82,755        1.175           97,215
  US Government Securities Portfolio
    Standard Death Benefit .........................          455,487        0.986          448,969
    Enhanced Death Benefit .........................          208,167        0.984          204,750

                                                                      DECEMBER 31, 1999
                                                          -----------------------------------------
                                                          ACCUMULATION      UNIT              NET
                                                              UNITS         VALUE           ASSETS
                                                          ------------      ------       ----------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit .........................          160,182       $1.509      $   241,707
    Enhanced Death Benefit .........................          227,578        1.506          342,674
  Smith Barney Money Market Portfolio
    Standard Death Benefit .........................          241,033        1.044          251,549
    Enhanced Death Benefit .........................          190,529        1.041          198,418
  Smith Barney High Income Portfolio
    Standard Death Benefit .........................          467,863        0.958          448,033
    Enhanced Death Benefit .........................          522,735        0.956          499,506
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit .........................          980,806        1.498        1,469,373
    Enhanced Death Benefit .........................        1,314,065        1.495        1,964,427
  Travelers Managed Income Portfolio
    Standard Death Benefit .........................          841,369        0.989          832,335
    Enhanced Death Benefit .........................          818,644        0.987          808,105

Warburg Pincus Trust
  Emerging Markets Portfolio
    Standard Death Benefit .........................           30,889        1.503           46,432
    Enhanced Death Benefit .........................          272,106        1.500          408,145
                                                                                        -----------

Net Contract Owners' Equity .......................................................     $17,151,364
                                                                                        ===========

6.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                   NO. OF            MARKET
                                                                                     SHARES            VALUE
                                                                                  -----------       -----------
  DELAWARE GROUP PREMIUM FUND, INC. (1.6%)
    REIT Series (Cost $183,824) ...........................................            20,379       $   176,682
    Small Cap Value Series (Cost $97,267) .................................             6,318            97,046
                                                                                  -----------       -----------
      Total (Cost $281,091) ...............................................            26,697           273,728
                                                                                  -----------       -----------

  DREYFUS VARIABLE INVESTMENT FUND (8.5%)
    Capital Appreciation Portfolio (Cost $838,182) ........................            22,112           881,594
    Small Cap Portfolio (Cost $489,636) ...................................             8,774           582,040
                                                                                  -----------       -----------
      Total (Cost $1,327,818) .............................................            30,886         1,463,634
                                                                                  -----------       -----------

  OCC ACCUMULATION TRUST (2.0%)
    Equity Portfolio
      Total (Cost $347,093) ...............................................             9,007           338,318
                                                                                  -----------       -----------

  SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.2%)
    Salomon Brothers Variable Investors Fund
      Total (Cost $364,163) ...............................................            31,223           381,859
                                                                                  -----------       -----------

  STRONG VARIABLE INSURANCE FUNDS, INC. (0.5%)
    Strong Schafer Value Fund II
      Total (Cost $92,282) ................................................             9,411            85,828
                                                                                  -----------       -----------

  TEMPLETON VARIABLE PRODUCTS SERIES FUND (5.2%)
    Franklin Small Cap Investments Fund Class II (Cost $268,075) ..........            22,301           351,020
    Templeton Developing Markets Fund Class II (Cost $219,150) ............            33,176           256,780
    Templeton International Fund Class II (Cost $248,663) .................            12,453           275,590
                                                                                  -----------       -----------
      Total (Cost $735,888) ...............................................            67,930           883,390
                                                                                  -----------       -----------

  MONTGOMERY FUNDS III (2.1%)
    Montgomery Variable Series: Growth Fund
      Total (Cost $328,944) ...............................................            19,576           360,008
                                                                                  -----------       -----------

  THE TRAVELERS SERIES TRUST (34.1%)
    Jurika & Voyles Core Equity Portfolio (Cost $123,959) .................            11,706           132,633
    Large Cap Portfolio (Cost $1,704,337) .................................            89,596         1,891,361
    Lazard International Stock Portfolio (Cost $1,005,166) ................            74,494         1,165,079
    MFS Research Portfolio (Cost $950,226) ................................            85,051         1,110,762
    NWQ Large Cap Portfolio (Cost $438,484) ...............................            44,532           442,199
    Strategic Stock Portfolio (Cost $128,353) .............................            12,765           126,754
    Disciplined Mid Cap Stock Portfolio (Cost $181,496) ...................            13,377           208,808
    Disciplined Small Cap Stock Portfolio (Cost $106,911) .................            11,834           126,383
    U.S. Government Securities Portfolio (Cost $674,339) ..................            57,824           653,993
                                                                                  -----------       -----------
      Total (Cost $5,313,271) .............................................           401,179         5,857,972
                                                                                  -----------       -----------

                                                                                     NO. OF            MARKET
                                                                                     SHARES            VALUE
                                                                                  -----------       -----------

  TRAVELERS SERIES FUND INC. (41.1%)
    AIM Capital Appreciation Portfolio (Cost $449,364) ....................            28,243       $   584,630
    Smith Barney Money Market Portfolio (Cost $449,223) ...................           449,223           449,223
    Smith Barney High Income Portfolio (Cost $956,631) ....................            78,473           947,953
    Smith Barney Large Capitalization Growth Portfolio (Cost $2,938,622) ..           214,839         3,435,270
    Travelers Managed Income Portfolio (Cost $1,652,591) ..................           142,585         1,641,155
                                                                                  -----------       -----------
      Total (Cost $6,446,431) .............................................           913,363         7,058,231
                                                                                  -----------       -----------

  WARBURG PINCUS TRUST (2.7%)
    Emerging Markets Portfolio
      Total (Cost $355,777) ...............................................            32,070           454,757
                                                                                  -----------       -----------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $15,592,758) ..........................................................................     $17,157,725
                                                                                                    ===========

                       This page intentionally left blank

7. SCHEDULE OF SEPARATE ACCOUNT TM OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998



                                                                    REIT SERIES           SMALL CAP VALUE SERIES
                                                              -----------------------     -----------------------
                                                                1999          1998          1999          1998
                                                              ---------     ---------     ---------     ---------
INVESTMENT INCOME:
Dividends ................................................    $     926     $       -     $     314     $       -
                                                              ---------     ---------     ---------     ---------

EXPENSES:
Insurance charges ........................................        1,628            50           542             8
Administrative fees ......................................          146             5            51             1
                                                              ---------     ---------     ---------     ---------
    Net investment income (loss) .........................         (848)          (55)         (279)           (9)
                                                              ---------     ---------     ---------     ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................        8,406            33         2,785             7
  Cost of investments sold ...............................        8,459            33         2,898             7
                                                              ---------     ---------     ---------     ---------

    Net realized gain (loss) .............................          (53)            -          (113)            -
                                                              ---------     ---------     ---------     ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .............          488             -           253             -
  Unrealized gain (loss) end of period ...................       (7,142)          488          (221)          253
                                                              ---------     ---------     ---------     ---------

    Net change in unrealized gain (loss) for the period ..       (7,630)          488          (474)          253
                                                              ---------     ---------     ---------     ---------

Net increase (decrease) in net assets
    resulting from operations ............................       (8,531)          433          (866)          244
                                                              ---------     ---------     ---------     ---------



UNIT TRANSACTIONS:
Participant purchase payments ............................      164,816        17,682        92,494         5,028
Participant transfers from other Travelers accounts ......        8,042             -         2,385             -
Administrative charges ...................................           (9)            -            (4)            -
Contract surrenders ......................................       (4,675)          (11)         (237)            -
Participant transfers to other Travelers accounts ........       (1,095)          (47)       (2,040)            -
                                                              ---------     ---------     ---------     ---------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................      167,079        17,624        92,598         5,028
                                                              ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets ................      158,548        18,057        91,732         5,272



NET ASSETS:
  Beginning of period ....................................       18,057             -         5,272             -
                                                              ---------     ---------     ---------     ---------

  End of period ..........................................    $ 176,605     $  18,057     $  97,004     $   5,272
                                                              =========     =========     =========     =========



                                                               CAPITAL APPRECIATION
                                                                     PORTFOLIO
                                                              -----------------------
                                                                1999          1998
                                                              ---------     ---------
INVESTMENT INCOME:
Dividends ................................................    $   6,960     $     488
                                                              ---------     ---------

EXPENSES:
Insurance charges ........................................        5,404           161
Administrative fees ......................................          511            16
                                                              ---------     ---------
    Net investment income (loss) .........................        1,045           311
                                                              ---------     ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................       36,296            97
  Cost of investments sold ...............................       34,448            94
                                                              ---------     ---------

    Net realized gain (loss) .............................        1,848             3
                                                              ---------     ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .............        6,453             -
  Unrealized gain (loss) end of period ...................       43,412         6,453
                                                              ---------     ---------

    Net change in unrealized gain (loss) for the period ..       36,959         6,453
                                                              ---------     ---------

Net increase (decrease) in net assets
    resulting from operations ............................       39,852         6,767
                                                              ---------     ---------



UNIT TRANSACTIONS:
Participant purchase payments ............................      700,904        77,471
Participant transfers from other Travelers accounts ......       76,399         9,416
Administrative charges ...................................          (34)            -
Contract surrenders ......................................      (26,894)            -
Participant transfers to other Travelers accounts ........       (2,637)            -
                                                              ---------     ---------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................      747,738        86,887
                                                              ---------     ---------

    Net increase (decrease) in net assets ................      787,590        93,654



NET ASSETS:
  Beginning of period ....................................       93,654             -
                                                              ---------     ---------

  End of period ..........................................    $ 881,244     $  93,654
                                                              =========     =========


                                                           SALOMON BROTHERS
                                                               VARIABLE               STRONG SCHAFER
  SMALL CAP PORTFOLIO          EQUITY PORTFOLIO             INVESTORS FUND             VALUE FUND II
-----------------------     -----------------------     -----------------------    -----------------------
  1999          1998          1999          1998          1999          1998         1999          1998
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------

$     136     $      61     $  10,214     $       -     $   1,938     $     105    $   5,125     $      53
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------


    4,930           155         4,742           211         2,722            61        1,125            22
      453            15           437            20           262             6          104             2
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------
   (5,247)         (109)        5,035          (231)       (1,046)           38        3,896            29
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------




   22,621           139       123,958           244        20,748            45        3,783            11
   20,614           127       132,457           219        19,635            38        3,899            10
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------

    2,007            12        (8,499)           25         1,113             7         (116)            1
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------


    9,028             -         3,132             -         2,854             -        1,734             -
   92,404         9,028        (8,775)        3,132        17,696         2,854       (6,454)        1,734
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------

   83,376         9,028       (11,907)        3,132        14,842         2,854       (8,188)        1,734
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------


   80,136         8,931       (15,371)        2,926        14,909         2,899       (4,408)        1,764
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------




  412,695        90,096       324,018       121,078       311,555        13,449       59,673        26,158
    9,899           196        20,947             -        47,795         9,415        5,296             -
      (30)            -           (37)            -           (23)            -           (9)            -
   (3,396)          (36)         (890)          (76)      (14,856)            -       (1,965)            -
  (16,701)            -      (114,287)         (138)       (3,444)            -         (718)            -
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------


  402,467        90,256       229,751       120,864       341,027        22,864       62,277        26,158
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------

  482,603        99,187       214,380       123,790       355,936        25,763       57,869        27,922




   99,187             -       123,790             -        25,763             -       27,922             -
---------     ---------     ---------     ---------     ---------     ---------    ---------     ---------

$ 581,790     $  99,187     $ 338,170     $ 123,790     $ 381,699     $  25,763    $  85,791     $  27,922
=========     =========     =========     =========     =========     =========    =========     =========

7. SCHEDULE OF SEPARATE ACCOUNT TM OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)

                                                                   FRANKLIN SMALL CAP INVESTMENTS   TEMPLETON DEVELOPING MARKETS
                                                                          FUND CLASS II                    FUND CLASS II
                                                                   -------------------------------   ---------------------------
                                                                      1999            1998             1999            1998
                                                                      ----            ----             ----            ----
INVESTMENT INCOME:
Dividends ...................................................      $        539      $           -   $         366   $         -
                                                                   -------------     --------------  --------------  ------------
EXPENSES:
Insurance charges ...........................................             1,443                 10           1,731            24
Administrative fees .........................................               131                  1             157             2
                                                                   -------------     --------------  --------------  ------------
    Net investment income (loss) ............................            (1,035)               (11)         (1,522)          (26)
                                                                   -------------     --------------  --------------  ------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ............................             17,036                 5           7,282             8
  Cost of investments sold ..................................             14,736                 5           6,896             7
                                                                   -------------     --------------  --------------  ------------

    Net realized gain (loss) ................................              2,300                 -             386             1
                                                                   -------------     --------------  --------------  ------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ................              1,002                 -             478             -
  Unrealized gain (loss) end of period ......................             82,945             1,002          37,630           478
                                                                   -------------     --------------  --------------  ------------

    Net change in unrealized gain (loss) for the period .....             81,943             1,002          37,152           478
                                                                   -------------     --------------  --------------  ------------

Net increase (decrease) in net assets
    resulting from operations ...............................             83,208               991          36,016           453
                                                                   -------------     --------------  --------------  ------------




UNIT TRANSACTIONS:
Participant purchase payments ...............................            244,965            21,617         198,717        15,585
Participant transfers from other Travelers accounts .........             10,335                 -           9,949             -
Administrative charges ......................................                 (6)                -              (4)            -
Contract surrenders .........................................               (415)                -            (333)            -
Participant transfers to other Travelers accounts ...........             (9,817)                -          (3,715)            -
                                                                   -------------     --------------  --------------  ------------

  Net increase (decrease) in net assets
     resulting from unit transactions .......................            245,062            21,617         204,614        15,585
                                                                   -------------     --------------  --------------  ------------

     Net increase (decrease) in net assets ..................            328,270            22,608         240,630        16,038




NET ASSETS:
  Beginning of period .......................................             22,608                 -          16,038             -
                                                                   -------------     --------------  --------------  ------------


   End of period ...........................................       $     350,878     $      22,608   $    256,6688   $    16,038
                                                                   =============     ==============  ==============  ============

                                                                    TEMPLETON INTERNATIONAL FUND
                                                                              CLASS II
                                                                    -----------------------------
                                                                        1999            1998
INVESTMENT INCOME:
Dividends ...................................................       $      13,031    $           -
                                                                    --------------   --------------
EXPENSES:
Insurance charges ...........................................               2,323              160
Administrative fees .........................................                 220               15
                                                                    --------------   --------------
    Net investment income (loss) ............................              10,488             (175)
                                                                    --------------   --------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ............................              29,056              135
  Cost of investments sold ..................................              28,976              146
                                                                    --------------   --------------

    Net realized gain (loss) ................................                  80              (11)
                                                                    --------------   --------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ................               2,235                -
  Unrealized gain (loss) end of period ......................              26,927            2,235
                                                                    --------------   --------------

    Net change in unrealized gain (loss) for the period .....              24,692            2,235
                                                                    --------------   --------------

Net increase (decrease) in net assets
    resulting from operations ...............................              35,260            2,049
                                                                    --------------   --------------




UNIT TRANSACTIONS:
Participant purchase payments ...............................             164,580           83,754
Participant transfers from other Travelers accounts .........               7,867                -
Administrative charges ......................................                 (13)               -
Contract surrenders .........................................             (14,141)               -
Participant transfers to other Travelers accounts ...........              (3,882)               -
                                                                    --------------   --------------

  Net increase (decrease) in net assets
     resulting from unit transactions .......................             154,411           83,754
                                                                    --------------   --------------

     Net increase (decrease) in net assets ..................             189,671           85,803




NET ASSETS:
  Beginning of period .......................................              85,803                -
                                                                    --------------   --------------

  End of period .............................................       $     275,474    $      85,803
                                                                    ==============   ==============



 MONTGOMERY VARIABLE SERIES:    JURIKA & VOYLES CORE EQUITY                                   LAZARD INTERNATIONAL STOCK
       GROWTH FUND                    PORTFOLIO                  LARGE CAP PORTFOLIO                  PORTFOLIO
 ---------------------------    ----------------------------   ------------------------       ----------------------------
    1999             1998         1999             1998            1999         1998                1999         1998
    ----             ----         ----             ----            ----         ----                ----         ----
  $   3,665      $       133    $         -    $          20    $  83,178     $   2,446       $        1,143    $    1,676
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------

      3,007               51            537                4       11,857           120                9,866           310
        270                5             47                1        1,101            12                  906            29
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------
        388               77          (584)               15       70,220         2,314              (9,629)         1,337
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------


     10,775               89            929                2       63,726           119               26,256           288
     10,011               80            888                2       59,883           119               24,371           286
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------

        764                9             41                -        3,843             -                1,885             2
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------


      2,638                -            337                -        2,700             -                8,060             -
     31,064            2,638          8,674              337      187,024         2,700              159,913         8,060
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------

     28,426            2,638          8,337              337      184,324         2,700              151,853         8,060
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------


     29,578            2,724          7,794              352      258,387         5,014              144,109         9,399
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------





    318,551           12,397        118,926            5,000    1,598,551        49,489              865,258       152,238
      4,518              165            947                -       44,408             -               15,638           128
        (25)               -             (1)               -          (41)            -                  (69)           (1)
     (2,179)             (46)             -                -      (56,394)            -               (7,168)          (69)
     (5,832)               -           (445)               -       (8,841)            -              (14,888)            -
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------


    315,033           12,516        119,427            5,000    1,577,683        49,489              858,771       152,296
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------

    344,611           15,240        127,221            5,352    1,836,070        54,503            1,002,880       161,695





     15,240                -          5,352                -       54,503             -              161,695             -
 -----------     -----------    -----------    -------------    -----------    ---------      ----------------  ------------

   $359,851          $15,240       $132,573           $5,352   $1,890,573       $54,503           $1,164,575      $161,695
 ===========     ===========    ===========    =============    ===========    =========      ================  ============


7. SCHEDULE OF SEPARATE ACCOUNT TM OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)




                                                                           MFS RESEARCH PORTFOLIO
                                                                 ----------------------------------------
                                                                          1999                1998
                                                                          ----                ----
INVESTMENT INCOME:
Dividends ..................................................       $             -       $          162
                                                                   ----------------      ---------------

EXPENSES:
Insurance charges ..........................................                 6,677                  132
Administrative fees ........................................                   621                   13
                                                                   ----------------      ---------------
   Net investment income (loss) ............................                (7,298)                  17
                                                                   ----------------      ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ..........................                14,334                  107
   Cost of investments sold ................................                13,682                  106
                                                                   ----------------      ---------------

   Net realized gain (loss) ................................                   652                    1
                                                                   ----------------      ---------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..............                 5,770                    -
   Unrealized gain (loss) end of period ....................               160,536                5,770
                                                                   ----------------      ---------------

   Net change in unrealized gain (loss) for the period .....               154,766                5,770
                                                                   ----------------      ---------------

Net increase (decrease) in net assets
   resulting from operations ...............................               148,120                5,788
                                                                   ----------------      ---------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................               855,803               97,752
Participant transfers from other Travelers accounts ........                13,167                    -
Administrative charges .....................................                   (21)                   -
Contract surrenders ........................................                (8,397)                   -
Participant transfers to other Travelers accounts ..........                (1,923)                   -
                                                                   ----------------      ---------------

Net increase (decrease) in net assets
   resulting from unit transactions ........................               858,629               97,752
                                                                   ----------------      ---------------

    Net increase (decrease) in net assets ..................             1,006,749              103,540

NET ASSETS:
   Beginning of period .....................................               103,540                    -
                                                                   ----------------      ---------------

   End of period ...........................................       $     1,110,289       $      103,540
                                                                   ================      ===============

                                                                        NWQ LARGE CAP PORTFOLIO
                                                                ---------------------------------------
                                                                        1999                1998
                                                                        ----                ----
INVESTMENT INCOME:
Dividends ..................................................       $           -         $        133
                                                                   --------------        -------------

EXPENSES:
Insurance charges ..........................................               2,828                   45
Administrative fees ........................................                 257                    5
                                                                   --------------        -------------
   Net investment income (loss) ............................              (3,085)                  83
                                                                   --------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ..........................               5,436                   40
   Cost of investments sold ................................               5,413                   40
                                                                   --------------        -------------

     Net realized gain (loss) ..............................                  23                    -
                                                                   --------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..............                 (62)                   -
   Unrealized gain (loss) end of period ....................               3,715                  (62)
                                                                   --------------        -------------

     Net change in unrealized gain (loss) for the period ...               3,777                  (62)
                                                                   --------------        -------------

Net increase (decrease) in net assets
     resulting from operations .............................                 715                   21
                                                                   --------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................             347,110               27,310
Participant transfers from other Travelers accounts ........              71,242                    -
Administrative charges .....................................                  (9)                   -
Contract surrenders ........................................              (3,257)                   -
Participant transfers to other Travelers accounts ..........              (1,124)                   -
                                                                   --------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions .....................             413,962               27,310
                                                                   --------------        -------------

    Net increase (decrease) in net assets ..................             414,677               27,331

NET ASSETS:
  Beginning of period ......................................              27,331                    -
                                                                   --------------        -------------

  End of period ............................................       $     442,008         $     27,331
                                                                   ==============        =============

                                                                      STRATEGIC STOCK PORTFOLIO
                                                                --------------------------------------
                                                                       1999                1998
                                                                       ----                ----
INVESTMENT INCOME:
Dividends ..................................................        $         -          $         -
                                                                    ------------         ------------

EXPENSES:
Insurance charges ..........................................                925                    -
Administrative fees ........................................                 90                    -
                                                                    ------------         ------------
   Net investment income (loss) ............................             (1,015)                   -
                                                                    ------------         ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................                975                    -
  Cost of investments sold .................................                943                    -
                                                                    ------------         ------------

    Net realized gain (loss) ...............................                 32                    -
                                                                    ------------         ------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..............                  -                    -
   Unrealized gain (loss) end of period ....................             (1,599)                   -
                                                                    ------------         ------------

      Net change in unrealized gain (loss) for the period ..             (1,599)                   -
                                                                    ------------         ------------

Net increase (decrease) in net assets
   resulting from operations ...............................             (2,582)                   -
                                                                    ------------         ------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................            126,396                    -
Participant transfers from other Travelers accounts ........              2,940                    -
Administrative charges .....................................                (53)                   -
Contract surrenders ........................................                  -                    -
Participant transfers to other Travelers accounts ..........                  -                    -
                                                                    ------------         ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................            129,283                    -
                                                                    ------------         ------------

      Net increase (decrease) in net assets ................            126,701                    -

NET ASSETS:
  Beginning of period ......................................                  -                    -
                                                                    ------------         ------------

  End of period ............................................        $   126,701          $         -
                                                                    ============         ============

            DISCIPLINED MID CAP STOCK PORTFOLIO       DISCIPLINED SMALL CAP STOCK PORTFOLIO
          ---------------------------------------    ----------------------------------------
                     1999                 1998                  1999                1998
                     ----                 ----                  ----                ----

              $        3,288        $          -           $          -        $          73
              ---------------       -------------          -------------       --------------


                       1,978                  82                    869                   62
                         185                   8                     80                    7
              ---------------       -------------          -------------       --------------
                       1,125                 (90)                  (949)                   4
              ---------------       -------------          -------------       --------------




                      91,713                  78                  1,558                   49
                      82,704                  78                  1,454                   53
              ---------------       -------------          -------------       --------------

                       9,009                   -                    104                   (4)
              ---------------       -------------          -------------       --------------


                       4,119                   -                  2,045                    -
                      27,312               4,119                 19,472                2,045
              ---------------       -------------          -------------       --------------

                      23,193               4,119                 17,427                2,045
              ---------------       -------------          -------------       --------------


                      33,327               4,029                 16,582                2,045
              ---------------       -------------          -------------       --------------





                     227,106              32,028                 84,621               22,969
                       1,938                   -                    775                    -
                          (8)                 (1)                    (1)                   -
                      (3,280)                  -                      -                    -
                     (86,419)                  -                   (663)                   -
              ---------------       -------------          -------------       --------------


                     139,337              32,027                 84,732               22,969
              ---------------       -------------          -------------       --------------

                     172,664              36,056                101,314               25,014





                      36,056                   -                 25,014                    -
              ---------------       -------------          -------------       --------------

              $      208,720        $     36,056           $    126,328        $      25,014
              ===============       =============          =============       ==============

             U.S. GOVERNMENT SECURITIES PORTFOLIO        AIM CAPITAL APPRECIATION PORTFOLIO
          -----------------------------------------   ----------------------------------------
                     1999                 1998                   1999                 1998
                     ----                 ----                   ----                 ----

                 $         24             $ 14,070           $         -           $        -
                 -------------        -------------          ------------          -----------


                        5,566                  367                 3,131                   55
                          527                   35                   289                    5
                 -------------        -------------          ------------          -----------
                       (6,069)              13,668                (3,420)                 (60)
                 -------------        -------------          ------------          -----------




                       38,221                  250                24,713                   83
                       40,072                  241                22,194                   87
                 -------------        -------------          ------------          -----------

                       (1,851)                   9                 2,519                   (4)
                 -------------        -------------          ------------          -----------


                      (12,292)                   -                 2,843                    -
                      (20,346)             (12,292)              135,266                2,843
                 -------------        -------------          ------------          -----------

                       (8,054)             (12,292)              132,423                2,843
                 -------------        -------------          ------------          -----------


                      (15,974)               1,385               131,522                2,779
                 -------------        -------------          ------------          -----------





                      522,132              164,140               423,729               34,217
                        6,532                9,418                10,566                    -
                          (31)                   -                   (27)                   -
                      (26,439)                   -                (9,997)                   -
                       (7,444)                   -                (8,408)                   -
                 -------------        -------------          ------------          -----------


                      494,750              173,558               415,863               34,217
                 -------------        -------------          ------------          -----------

                      478,776              174,943               547,385               36,996





                      174,943                    -                36,996                    -
                 -------------        -------------          ------------          -----------

                 $    653,719            $ 174,943           $   584,381           $   36,996
                 =============        =============          ============          ===========

7. SCHEDULE OF SEPARATE ACCOUNT TM OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998
(DATE OPERATIONS COMMENCED TO DECEMBER 31, 1998 (CONTINUED)




                                                                  SMITH BARNEY MONEY MARKET PORTFOLIO
                                                                ----------------------------------------
                                                                           1999                 1998
                                                                           ----                 ----
INVESTMENT INCOME:
Dividends .................................................          $      10,647        $         753
                                                                     --------------       --------------

EXPENSES:
Insurance charges .........................................                  3,539                  248
Administrative fees .......................................                    335                   24
                                                                     --------------       --------------
    Net investment income (loss) ..........................                  6,773                  481
                                                                     --------------       --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................                  96,590               79,652
  Cost of investments sold ...............................                  96,590               79,652
                                                                     --------------       --------------

    Net realized gain (loss) ..............................                      -                    -
                                                                     --------------       --------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ................                   -                    -
   Unrealized gain (loss) end of period ......................                   -                    -
                                                                     --------------       --------------

    Net change in unrealized gain (loss) for the period ...                      -                    -
                                                                     --------------       --------------

Net increase (decrease) in net assets
    resulting from operations .............................                  6,773                  481
                                                                     --------------       --------------




UNIT TRANSACTIONS:
Participant purchase payments .............................                374,981              187,697
Participant transfers from other Travelers accounts .......                  2,252                    -
Administrative charges ....................................                     (7)                   -
Contract surrenders .......................................                 (2,077)                   -
Participant transfers to other Travelers accounts .........                (91,883)             (28,250)
                                                                     --------------       --------------

  Net increase (decrease) in net assets
   resulting from unit transactions .......................                283,266              159,447
                                                                     --------------       --------------

  Net increase (decrease) in net assets ...................                290,039              159,928

NET ASSETS:
  Beginning of period .....................................                159,928                    -
                                                                     --------------       --------------

  End of period ...........................................          $     449,967        $     159,928
                                                                     ==============       ==============

                                                                    SMITH BARNEY HIGH INCOME PORTFOLIO
                                                                 ----------------------------------------
                                                                          1999                 1998
                                                                          ----                 ----
INVESTMENT INCOME:
Dividends .................................................          $     27,941         $          -
                                                                     -------------        -------------

EXPENSES:
Insurance charges .........................................                 7,635                  171
Administrative fees .......................................                   714                   17
                                                                     -------------        -------------
    Net investment income (loss) ..........................                19,592                 (188)
                                                                     -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................                 40,517                  144
  Cost of investments sold ...............................                 41,504                  151
                                                                     -------------        -------------

    Net realized gain (loss) .............................                   (987)                  (7)
                                                                     -------------        -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .............                   (135)                   -
  Unrealized gain (loss) end of period ...................                 (8,678)                (135)
                                                                     -------------        -------------

    Net change in unrealized gain (loss) for the period ...                (8,543)                (135)
                                                                     -------------        -------------

Net increase (decrease) in net assets
    resulting from operations .............................                10,062                 (330)
                                                                     -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .............................               862,713               99,302
Participant transfers from other Travelers accounts .......                16,607                    -
Administrative charges ....................................                   (30)                   -
Contract surrenders .......................................               (27,372)                   -
Participant transfers to other Travelers accounts .........               (13,413)                   -
                                                                     -------------        -------------

  Net increase (decrease) in net assets
   resulting from unit transactions .......................               838,505               99,302
                                                                     -------------        -------------

   Net increase (decrease) in net assets ..................               848,567               98,972

NET ASSETS:
  Beginning of period .....................................                98,972                    -
                                                                     -------------        -------------

  End of period ...........................................          $    947,539         $     98,972
                                                                     =============        =============

                                                                SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
                                                               ---------------------------------------------------
                                                                             1999                    1998
                                                                             ----                    ----
INVESTMENT INCOME:
Dividends .................................................             $      7,330            $         160
                                                                        -------------           --------------

EXPENSES:
Insurance charges .........................................                   23,415                      402
Administrative fees .......................................                    2,178                       38
                                                                        -------------           --------------
    Net investment income (loss) ..........................                  (18,263)                    (280)
                                                                        -------------           --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................                   80,207                      178
  Cost of investments sold ................................                   71,729                      160
                                                                        -------------           --------------

    Net realized gain (loss) ..............................                    8,478                       18
                                                                        -------------           --------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period ..............                   26,259                        -
  Unrealized gain (loss) end of period ....................                  496,648                   26,259
                                                                        -------------           --------------

    Net change in unrealized gain (loss) for the period ...                  470,389                   26,259
                                                                        -------------           --------------

Net increase (decrease) in net assets
    resulting from operations .............................                  460,604                   25,997
                                                                        -------------           --------------




UNIT TRANSACTIONS:
Participant purchase payments .............................                2,686,048                  255,824
Participant transfers from other Travelers accounts .......                   86,640                        -
Administrative charges ....................................                      (83)                      (1)
Contract surrenders .......................................                  (50,779)                       -
Participant transfers to other Travelers accounts .........                  (30,450)                       -
                                                                        -------------           --------------

  Net increase (decrease) in net assets
   resulting from unit transactions .......................                2,691,376                  255,823
                                                                        -------------           --------------

  Net increase (decrease) in net assets ...................                3,151,980                  281,820

NET ASSETS:
  Beginning of period .....................................                  281,820                        -
                                                                        -------------           --------------

  End of period ...........................................             $  3,433,800            $     281,820
                                                                        =============           ==============

      TRAVELERS MANAGED INCOME PORTFOLIO              EMERGING MARKETS PORTFOLIO                          COMBINED
      ----------------------------------         -----------------------------------        -----------------------------------
           1999                1998                    1999                1998                 1999                 1998
           ----                ----                    ----                ----                 ----                 ----

      $      24,751        $          -           $     16,817         $        161         $     218,333        $      20,494
      --------------       -------------          -------------        -------------        --------------       --------------


             15,591                 297                  2,501                   53               126,512                3,261
              1,452                  28                    225                    5                11,749                  315
      --------------       -------------          -------------        -------------        --------------       --------------
              7,708                (325)                14,091                  103                80,072               16,918
      --------------       -------------          -------------        -------------        --------------       --------------




             87,646                 233                 12,754                   48               868,321               82,084
             88,346                 232                 11,070                   48               843,872               82,021
      --------------       -------------          -------------        -------------        --------------       --------------

               (700)                  1                  1,684                    -                24,449                   63
      --------------       -------------          -------------        -------------        --------------       --------------


                226                   -                  1,115                    -                71,280                    -
            (11,436)                226                 98,980                1,115             1,564,967               71,280
      --------------       -------------          -------------        -------------        --------------       --------------

            (11,662)                226                 97,865                1,115             1,493,687               71,280
      --------------       -------------          -------------        -------------        --------------       --------------


             (4,654)                (98)               113,640                1,218             1,598,208               88,261
      --------------       -------------          -------------        -------------        --------------       --------------





          1,527,411             178,409                326,317               25,201            13,940,070            1,815,891
             32,175                   -                    267                    -               509,526               28,738
                (77)                  -                     (8)                   -                  (660)                  (3)
            (23,733)                (50)                (1,200)                 (12)             (290,074)                (300)
            (68,681)               (262)               (10,803)                 (43)             (509,553)             (28,740)
      --------------       -------------          -------------        -------------        --------------       --------------


          1,467,095             178,097                314,573               25,146            13,649,309            1,815,586
      --------------       -------------          -------------        -------------        --------------       --------------

          1,462,441             177,999                428,213               26,364            15,247,517            1,903,847





            177,999                   -                 26,364                    -             1,903,847                    -
      --------------       -------------          -------------        -------------        --------------       --------------

      $   1,640,440        $    177,999           $    454,577         $     26,364         $  17,151,364        $   1,903,847
      ==============       =============          =============        =============        ==============       ==============

8. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
   FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                               REIT SERIES
                                                 ----------------------------------------
                                                        1999                 1998
                                                        ----                 ----
Accumulation units beginning of period .......               18,850                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..              180,071               18,917
Accumulation units redeemed and
  transferred to other Travelers accounts ....               (6,061)                 (67)
                                                 -------------------  -------------------
Accumulation units end of period .............              192,860               18,850
                                                 ===================  ===================

                                                           SMALL CAP PORTFOLIO
                                                 ----------------------------------------
                                                        1999                 1998
                                                        ----                 ----

Accumulation units beginning of period .......               99,958                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..              403,418               99,998
Accumulation units redeemed and
  transferred to other Travelers accounts ....              (18,504)                 (40)
                                                 -------------------  -------------------
Accumulation units end of period .............              484,872               99,958
                                                 ===================  ===================

                                                       STRONG SCHAFER VALUE FUND II
                                                 ----------------------------------------
                                                        1999                 1998
                                                        ----                 ----

Accumulation units beginning of period .......               26,971                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..               62,619               26,971
Accumulation units redeemed and
  transferred to other Travelers accounts ....               (2,725)                   -
                                                 -------------------  -------------------
Accumulation units end of period .............               86,865               26,971
                                                 ===================  ===================

                                                  TEMPLETON INTERNATIONAL FUND CLASS II
                                                 ----------------------------------------
                                                        1999                 1998
                                                        ----                 ----

Accumulation units beginning of period .......               91,928                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..              169,735               91,929
Accumulation units redeemed and
  transferred to other Travelers accounts ....              (17,939)                  (1)
                                                 -------------------  -------------------
Accumulation units end of period .............              243,724               91,928
                                                 ===================  ===================

                                                           SMALL CAP VALUE SERIES
                                                   ---------------------------------------
                                                          1999                1998
                                                          ----                ----
Accumulation units beginning of period .......                  5,244                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                100,522               5,244
Accumulation units redeemed and
  transferred to other Travelers accounts ....                 (2,462)                  -
                                                   ------------------- -------------------
Accumulation units end of period .............                103,304               5,244
                                                   =================== ===================

                                                              EQUITY PORTFOLIO
                                                   ---------------------------------------
                                                          1999                1998
                                                          ----                ----

Accumulation units beginning of period .......                122,273                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                326,916             122,510
Accumulation units redeemed and
  transferred to other Travelers accounts ....               (117,451)               (237)
                                                   ------------------- -------------------
Accumulation units end of period .............                331,738             122,273
                                                   =================== ===================

                                                   FRANKLIN SMALL CAP INVESTMENTS FUND CLASS II
                                                   --------------------------------------------
                                                          1999                1998
                                                          ----                ----

Accumulation units beginning of period .......                 21,103                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                177,256              21,103
Accumulation units redeemed and
  transferred to other Travelers accounts ....                 (7,018)                  -
                                                   ------------------- -------------------
Accumulation units end of period .............                191,341              21,103
                                                   =================== ===================

                                                   MONTGOMERY VARIABLE SERIES: GROWTH FUND
                                                   ---------------------------------------
                                                          1999                1998
                                                          ----                ----

Accumulation units beginning of period .......                 14,734                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                285,702              14,780
Accumulation units redeemed and
  transferred to other Travelers accounts ....                 (7,010)                (46)
                                                   ------------------- -------------------
Accumulation units end of period .............                293,426              14,734
                                                   =================== ===================

                                                            CAPITAL APPRECIATION PORTFOLIO
                                                        -------------------------------------
                                                             1999                 1998
                                                             ----                 ----
Accumulation units beginning of period .......                     86,764                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                    684,688              86,764
Accumulation units redeemed and
  transferred to other Travelers accounts ....                    (25,799)                  -
                                                      -------------------- -------------------
Accumulation units end of period .............                    745,653              86,764
                                                      ==================== ===================

                                                       SALOMON BROTHERS VARIABLE INVESTORS FUND
                                                      -----------------------------------------
                                                             1999                 1998
                                                             ----                 ----

Accumulation units beginning of period .......                     24,856                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                    326,993              24,856
Accumulation units redeemed and
  transferred to other Travelers accounts ....                    (16,322)                  -
                                                      -------------------- -------------------
Accumulation units end of period .............                    335,527              24,856
                                                      ==================== ===================

                                                     TEMPLETON DEVELOPING MARKETS FUND CLASS II
                                                     ------------------------------------------
                                                             1999                 1998
                                                             ----                 ----

Accumulation units beginning of period .......                     15,750                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                    154,794              15,750
Accumulation units redeemed and
  transferred to other Travelers accounts ....                     (3,024)                  -
                                                      -------------------- -------------------
Accumulation units end of period .............                    167,520              15,750
                                                      ==================== ===================

                                                       JURIKA & VOYLES CORE EQUITY PORTFOLIO
                                                      ----------------------------------------
                                                             1999                 1998
                                                             ----                 ----

Accumulation units beginning of period .......                      4,782                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                    104,944               4,782
Accumulation units redeemed and
  transferred to other Travelers accounts ....                       (375)                  -
                                                      -------------------- -------------------
Accumulation units end of period .............                    109,351               4,782
                                                      ==================== ===================

8. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
   FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


                                                                     LARGE CAP PORTFOLIO
                                                           ----------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation units beginning of period .......                         48,504                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..                      1,327,278               48,504
Accumulation units redeemed and
  transferred to other Travelers accounts ....                        (51,063)                   -
                                                           -------------------  -------------------
Accumulation units end of period                                    1,324,719               48,504
                                                           ===================  ===================

                                                                   NWQ LARGE CAP PORTFOLIO
                                                           ----------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation units beginning of period .......                         27,741                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..                        411,928               27,741
Accumulation units redeemed and
  transferred to other Travelers accounts ....                         (4,295)                   -
                                                           -------------------  -------------------
Accumulation units end of period .............                        435,374               27,741
                                                           ===================  ===================

                                                            DISCIPLINED SMALL CAP STOCK PORTFOLIO
                                                           ----------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation units beginning of period .......                         25,159                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..                         82,956               25,160
Accumulation units redeemed and
  transferred to other Travelers accounts ....                           (630)                  (1)
                                                           -------------------  -------------------
Accumulation units end of period .............                        107,485               25,159
                                                           ===================  ===================

                                                             SMITH BARNEY MONEY MARKET PORTFOLIO
                                                           ----------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation units beginning of period .......                        157,837                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..                        366,197              185,906
Accumulation units redeemed and
  transferred to other Travelers accounts ....                        (92,472)             (28,069)
                                                           -------------------  -------------------
Accumulation units end of period .............                        431,562              157,837
                                                           ===================  ===================

                                                         LAZARD INTERNATIONAL STOCK PORTFOLIO
                                                        ---------------------------------------
                                                               1999                1998
                                                               ----                ----
Accumulation units beginning of period .......                     175,217                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                     902,914             175,297
Accumulation units redeemed and
  transferred to other Travelers accounts ....                     (22,081)                (80)
                                                        ------------------- -------------------
Accumulation units end of period                                 1,056,050             175,217
                                                        =================== ===================

                                                               STRATEGIC STOCK PORTFOLIO
                                                        ---------------------------------------
                                                               1999                1998
                                                               ----                ----
Accumulation units beginning of period .......                           -                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                     123,095                   -
Accumulation units redeemed and
  transferred to other Travelers accounts ....                         (49)                  -
                                                        ------------------- -------------------
Accumulation units end of period .............                     123,046                   -
                                                        =================== ===================

                                                         U S  GOVERNMENT SECURITIES PORTFOLIO
                                                        ---------------------------------------
                                                               1999                1998
                                                               ----                ----
Accumulation units beginning of period .......                     167,258                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                     529,561             167,258
Accumulation units redeemed and
  transferred to other Travelers accounts ....                     (33,165)                  -
                                                        ------------------- -------------------
Accumulation units end of period .............                     663,654             167,258
                                                        =================== ===================

                                                          SMITH BARNEY HIGH INCOME PORTFOLIO
                                                        ---------------------------------------
                                                               1999                1998
                                                               ----                ----
Accumulation units beginning of period .......                     104,252                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                     929,442             104,252
Accumulation units redeemed and
  transferred to other Travelers accounts ....                     (43,096)                  -
                                                        ------------------- -------------------
Accumulation units end of period .............                     990,598             104,252
                                                        =================== ===================

                                                                  MFS RESEARCH PORTFOLIO
                                                          ---------------------------------------
                                                                1999                 1998
                                                                ----                 ----
Accumulation units beginning of period .......                        99,898                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                       791,637              99,898
Accumulation units redeemed and
  transferred to other Travelers accounts ....                        (9,447)                  -
                                                         -------------------- -------------------
Accumulation units end of period                                     882,088              99,898
                                                         ==================== ===================

                                                           DISCIPLINED MID CAP STOCK PORTFOLIO
                                                         ----------------------------------------
                                                                1999                 1998
                                                                ----                 ----
Accumulation units beginning of period .......                        32,722                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                       212,954              32,723
Accumulation units redeemed and
  transferred to other Travelers accounts ....                       (75,826)                 (1)
                                                         -------------------- -------------------
Accumulation units end of period .............                       169,850              32,722
                                                         ==================== ===================

                                                            AIM CAPITAL APPRECIATION PORTFOLIO
                                                         ----------------------------------------
                                                                1999                 1998
                                                                ----                 ----
Accumulation units beginning of period .......                        34,476                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                       368,481              34,476
Accumulation units redeemed and
  transferred to other Travelers accounts ....                       (15,197)                  -
                                                         -------------------- -------------------
Accumulation units end of period .............                       387,760              34,476
                                                         ==================== ===================

                                                                    SMITH BARNEY LARGE
                                                             CAPITALIZATION GROWTH PORTFOLIO
                                                         ----------------------------------------
                                                                     1999                 1998
                                                                     ----                 ----
Accumulation units beginning of period .......                       242,000                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..                     2,111,174             242,001
Accumulation units redeemed and
  transferred to other Travelers accounts ....                       (58,303)                 (1)
                                                         -------------------- -------------------
Accumulation units end of period .............                     2,294,871             242,000
                                                         ==================== ===================

8. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
   FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998



                                                       TRAVELERS MANAGED INCOME PORTFOLIO
                                                    ----------------------------------------
                                                           1999                 1998
                                                           ----                 ----
Accumulation units beginning of period .......                 178,475                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..               1,575,127              178,789
Accumulation units redeemed and
  transferred to other Travelers accounts ....                 (93,589)                (314)
                                                    -------------------  -------------------
Accumulation units end of period .............               1,660,013              178,475
                                                    ===================  ===================

                                                        EMERGING MARKETS PORTFOLIO
                                                  ---------------------------------------
                                                         1999                1998
                                                         ----                ----
Accumulation units beginning of period .......                31,288                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..               282,144              31,364
Accumulation units redeemed and
  transferred to other Travelers accounts ....               (10,437)                (76)
                                                  ------------------- -------------------
Accumulation units end of period .............               302,995              31,288
                                                  =================== ===================

                                                                   COMBINED
                                                    ---------------------------------------
                                                          1999                 1998
                                                          ----                 ----
Accumulation units beginning of period .......               1,858,040                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..              12,992,546           1,886,973
Accumulation units redeemed and
  transferred to other Travelers accounts ....                (734,340)            (28,933)
                                                   -------------------- -------------------
Accumulation units end of period .............              14,116,246           1,858,040
                                                   ==================== ===================

                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of
The Travelers Separate Account TM for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM for Variable Annuities as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1999 and the period July 20, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM for Variable Annuities as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1999 and the period July 20, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.


     /s/  KPMG LLP

Hartford, Connecticut
February 18, 2000

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account TM for Variable Annuities or Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Sep TM (Annual) (12-99) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
Hartford, Connecticut
January 18, 2000

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                          1999          1998          1997
                                                                                         ----          ----          ----

REVENUES
Premiums                                                                                 $1,738        $1,740        $1,583
Net investment income                                                                     2,506         2,185         2,037
Realized investment gains                                                                   113           149           199
Other revenues                                                                              521           440           354
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Revenues                                                                       4,878         4,514         4,173
-------------------------------------------------------------------------------------------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                     1,515         1,475         1,341
Interest credited to contractholders                                                        937           876           829
Amortization of deferred acquisition costs                                                  315           275           252
General and administrative expenses                                                         519           505           468
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Benefits and Expenses                                                          3,286         3,131         2,890
-------------------------------------------------------------------------------------------------- ------------- -------------

Income from continuing operations before federal income taxes                             1,592         1,383         1,283
-------------------------------------------------------------------------------------------------- ------------- -------------

Federal income tax expense
     Current                                                                                409           442           434
     Deferred                                                                               136            39            10
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Federal Income Taxes                                                             545           481           444
-------------------------------------------------------------------------------------------------- ------------- -------------
Net income                                                                               $1,047          $902          $839
================================================================================================== ============= =============






                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)


DECEMBER 31,                                                                                         1999          1998
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $24,500,  $22,973)                         $23,866       $23,893
Equity securities, at fair value (cost, $691,  $474)                                                     784           518
Mortgage loans                                                                                         2,285         2,606
Real estate held for sale                                                                                236           143
Policy loans                                                                                           1,258         1,857
Short-term securities                                                                                  1,283         1,098
Trading securities, at market value                                                                    1,678         1,186
Other invested assets                                                                                  2,098         2,251
----------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                                33,488        33,552
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      85            65
Investment income accrued                                                                                395           393
Premium balances receivable                                                                              178            99
Reinsurance recoverables                                                                               3,234         3,387
Deferred acquisition costs                                                                             2,688         2,317
Separate and variable accounts                                                                        22,199        15,313
Other assets                                                                                           1,264         1,422
----------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                    $63,531       $56,548
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                                                 $17,567       $16,739
Future policy benefits and claims                                                                     12,563        12,326
Separate and variable accounts                                                                        22,194        15,305
Deferred federal income taxes                                                                             23           422
Trading securities sold not yet purchased, at market value                                             1,098           873
Other liabilities                                                                                      2,466         2,783
----------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                55,911        48,448
----------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding                      100           100
Additional paid-in capital                                                                             3,819         3,800
Retained earnings                                                                                      4,099         3,602
Accumulated other changes in equity from non-owner sources                                               (398)         598
----------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                        7,620         8,100
----------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                      $63,531       $56,548
============================================================================================================================




                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  RETAINED EARNINGS                         1999         1998              1997
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $3,602       $2,810              $2,471
Net income                                                         1,047          902                 839
Dividends to parent                                                  550          110                 500
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                              $4,099       $3,602              $2,810
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                          $598         $535                $223
Unrealized gains (losses), net of tax                               (996)          62                 313
Foreign currency translation, net of tax                               0           1                   (1)
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                               $(398)        $598                $535
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $1,047         $902                $839
Other changes in equity from non-owner sources                      (996)          63                 312
-----------------------------------------------------------------------------------------------------------
Total changes in equity from non-owner sources                       $51         $965              $1,151
===========================================================================================================




















                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                   1999           1998          1997
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $1,715     $1,763          $1,519
     Net investment income received                                                  2,365      2,021           2,059
     Other revenues received                                                           537        419             373
     Benefits and claims paid                                                      (1,094)    (1,127)         (1,230)
     Interest credited to contractholders                                            (958)      (918)           (853)
     Operating expenses paid                                                       (1,013)       751)           (638)
     Income taxes paid                                                               (393)      (506)           (368)
     Trading account investments purchases, net                                       (80)       (38)            (54)
     Other                                                                           (104)         12             18
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                                     975        875             826
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                            4,103      2,608           2,259
         Mortgage loans                                                                662        722             663
     Proceeds from sales of investments
         Fixed maturities                                                           12,562     13,390           7,592
         Equity securities                                                             100        212             341
         Mortgage loans                                                              -              -             207
         Real estate held for sale                                                     219         53             169
     Purchases of investments
         Fixed maturities                                                         (18,129)   (18,072)        (11,143)
         Equity securities                                                           (309)      (194)           (483)
         Mortgage loans                                                              (470)       457)           (771)
     Policy loans, net                                                                599          15              38
     Short-term securities (purchases) sales, net                                     316        495)             (2)
     Other investments purchases, net                                                (413)      (550)           (260)
     Securities transactions in course of settlement, net                            (463)       192             311
---------------------------------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                                         (1,223)    (2,576)         (1,079)
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Redemption of commercial paper, net                                                -           -            (50)
     Contractholder fund deposits                                                    5,764      4,383           3,544
     Contractholder fund withdrawals                                               (4,946)    (2,565)         (2,757)
     Dividends to parent company                                                     (550)      (110)           (500)
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                     268      1,708             237
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        20           7            (16)
---------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $85         $65             $58
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Insurance Company (TIC), together with its subsidiaries (the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company (NBL).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.

     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 that were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125." The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's consolidated statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the Company's results of operations from the adoption of the collateral provisions of FAS 125.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

     Accounting by Insurance and Other Enterprises for Insurance - Related Assessments

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments
     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1999 and 1998.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income.

     Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps, and equity swaps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate and currency swaps hedging liabilities are off-balance sheet.

     Forward contracts, interest rate options and equity swaps were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 5.

     INVESTMENT GAINS AND LOSSES
     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     POLICY LOANS
     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     DEFERRED ACQUISITION COSTS
     Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care business, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     SEPARATE AND VARIABLE ACCOUNTS
     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL
     Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     CONTRACTHOLDER FUNDS
     Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     FUTURE POLICY BENEFITS
     Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

     OTHER LIABILITIES
     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company had a liability of $21.9 million for guaranty fund assessments and a related premium tax offset recoverable of $4.7 million. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     SECURITIES LOANED
     Securities loaned are recorded at the amount of cash received as collateral. The Company receives cash collateral in an amount in excess of the market value of securities loaned. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on the statutory capital and surplus of its insurance subsidiaries.

     PREMIUMS
     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

     OTHER REVENUES
     Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

     CURRENT AND FUTURE INSURANCE BENEFITS
     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS
     Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES
     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. A deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137 "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities which have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000 and has not yet determined the impact that FAS 133 will have on its consolidated financial statements.

2.       COMMERCIAL PAPER AND LINES OF CREDIT

     TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 1999 or December 31, 1998. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or the Company. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 1999 and 1998, no credit under this agreement was allocated to TIC. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1999, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

3.       REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 universal life business was reinsured under an 80%/20% quota share reinsurance program and term life business was reinsured under a 90%/10% quota share reinsurance program. Prior to 1997, the Company reinsured all of its life business via first dollar quota share treaties on an 80%/20% basis. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million. Total inforce business ceded under reinsurance contracts is $222.5 billion and $201.3 billion at December 31, 1999 and 1998.

     The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):


        WRITTEN PREMIUMS                                                   1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,274         $2,310         $2,148
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (206)          (242)          (280)
             Non-affiliated companies                                     (322)          (317)          (273)
        ------------------------------------------------------------------------------------------------------
        Total Net Written Premiums                                      $1,746         $1,751         $1,596
        ======================================================================================================


        EARNED PREMIUMS                                                    1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,248         $1,949         $2,170
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (193)          (251)          (321)
             Non-affiliated companies                                     (327)          (308)          (291)
        ------------------------------------------------------------------------------------------------------
        Total Net Earned Premiums                                       $1,728         $1,390         $1,559
        ======================================================================================================


     Reinsurance recoverables at December 31, 1999 and 1998 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):


        REINSURANCE RECOVERABLES                                           1999           1998
        ------------------------------------------------------------------------------------------------------

        Life and Accident and Health Business:
             Non-affiliated companies                                   $1,221         $1,297
        Property-Casualty Business:
             Affiliated companies                                        2,013          2,090
        ------------------------------------------------------------------------------------------------------
        Total Reinsurance Recoverables                                  $3,234         $3,387
        ======================================================================================================


     Total reinsurance recoverables at December 31, 1999 and 1998 include $569 million and $640 million, respectively, from The Metropolitan Life Insurance Company in connection with the sale of the Company's group life insurance and related businesses in 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



4.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $890 million, $702 million and $754 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     The Company's statutory capital and surplus was $5.03 billion and $4.95 billion at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $679 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 1999 and 1998. The Company paid dividends of $550 million, $110 million and $500 million in 1999, 1998 and 1997, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)







4.  SHAREHOLDER'S EQUITY (continued)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:

                                                                                                       ACCUMULATED OTHER
                                                              NET UNREALIZED         FOREIGN           CHANGES IN EQUITY FROM
                                                              GAIN (LOSS) ON         CURRENCY          NON-OWNER SOURCES
                                                              INVESTMENT SECURITIES  TRANSLATION
($ in millions)                                                                      ADJUSTMENTS
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                           $232                   $(9)                 $223
Unrealized gain on investment securities,
   net of tax of $239                                               442                      -                  442
Less: reclassification adjustment for gains
   included in net income, net of tax of $70                        129                      -                  129
Foreign currency translation adjustment,
   net of tax of $0                                                   -                     (1)                 (1)
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                               313                     (1)                 312
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1997                                          545                    (10)                 535
Unrealized gains on investment securities,
   net of tax of $85                                                159                     -                   159
Less: reclassification adjustment for gains
   included in net income, net of tax of $52                         97                     -                    97
Foreign currency translation adjustment,
   net of tax of $2                                                   -                      1                    1
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                62                      1                   63
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                          607                     (9)                 598
Unrealized losses on investment securities,
   net of tax of $497                                              (923)                    -                  (923)
Less: reclassification adjustment for gains
   included in net income, net of tax of $40                         73                     -                    73
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                              (996)                     -                 (996)
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                        $(389)                   $(9)               $(398)
===============================================================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



5.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through a subsidiary that is a broker/dealer, Tribeca Investments LLC (Tribeca) holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $255 million and $459 million, respectively. These financial futures had a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999, and a deferred gain of $3.3 million and a deferred loss of $.1 million in 1998. Total gains of $6.9 million and $1.5 million from financial futures were deferred at December 31, 1999 and 1998, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1999 and 1998, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $1,498.2 million and $1,077.9 million, respectively. The fair value of these financial instruments was $25.3 million (gain position) and $26.3 million (loss position) at December 31, 1999 and was $5.6 million (gain position) and $19.6 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $207.5 million and a fair value of $22.6 million (loss position).

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held currency swap contracts with notional amounts of $732.7 million and $10.0 million, respectively. The fair value of these financial instruments was $59.2 million (loss position) at December 31, 1999 and $.4 million (gain position) at December 31, 1998. The fair values were determined using the discounted cash flow method.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity options with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair value of these contracts represent the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 1999 and 1998.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998. The Company had unfunded commitments to partnerships with a value of $459.7 million at December 31, 1999.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 1999 and 1998, investments in fixed maturities had a carrying value and a fair value of $23.9 billion and $23.9 billion, respectively. See Notes 1 and 12.

     At December 31, 1999 mortgage loans had a carrying value of $2.3 billion and a fair value of $2.3 billion and in 1998 had a carrying value of $2.6 billion and a fair value of $2.8 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock included in other invested assets had a carrying value and fair value of $987 million at December 31, 1999 and 1998.

     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $5.0 billion and a fair value of $4.7 billion, compared with a carrying value and a fair value of $3.3 billion at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999, compared with a carrying value of $10.4 billion and a fair value of $10.2 billion at December 31, 1998. These contracts generally are valued at surrender value.

     The carrying values of $228 million and $144 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $1.2 billion and $2.3 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $235 million at December 31, 1998. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1998.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 5 for a discussion of financial instruments with off-balance sheet risk.

     Litigation

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia Court of Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1999, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997. Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $1.0 billion and $793 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the consolidated balance sheet.

     Included in short-term investments at December 31, 1998 was a 90-day variable rate note receivable from Citigroup. The rate was based upon the AA financial commercial paper rate plus 14 basis points. The rate at December 31, 1998 was 5.47%. The balance, which was $500 million at December 31, 1998, was paid in full on February 25, 1999. Interest accrued at December 31, 1998 was $2.2 million. Interest earned was $3.9 million and $9.4 million in 1999 and 1998, respectively.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney Financial Consultants (SSB). Premiums and deposits related to these products were $1.4 billion, $1.3 billion, and $1.0 billion in 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998 the Company had outstanding loaned securities to SSB for $123.0 million and $39.7 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 1999 and 1998, carried at cost.

     The Company sells structured settlement annuities to the insurance subsidiaries of Travelers Property Casualty Corp. (TAP) in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $156 million, $104 million, and $88 million for 1999, 1998 and 1997, respectively. Reserves and contractholder funds related to these annuities amounted to $798 million and $787 million in 1999 and 1998, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 1999 and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $903 million and $256 million of deferred annuities in 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

       ------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                       1999             1998              1997
       ($ in millions)
       ------------------------------------------------------------------------------------------------------
       Net income, as reported                                     $1,047             $902              $839
       FAS 123 pro forma adjustments, after tax                       (16)             (13)               (9)
       ------------------------------------------------------------------------------------------------------
       Net income, pro forma                                       $1,031             $889              $830
       ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by TAP. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $30 million, $24 million, and $15 million in 1999, 1998 and 1997, respectively.

        --------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                       MINIMUM OPERATING RENTAL
        ($ in millions)                                        PAYMENTS
        --------------------------------------------------------------------------
        2000                                                       $38
        2001                                                        42
        2002                                                        41
        2003                                                        41
        2004                                                        41
        Thereafter                                                 273
        --------------------------------------------------------------------------
        Total Rental Payments                                     $476
        =========================================================================


     Future sublease rental income of approximately $79 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $195 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
10.      FEDERAL INCOME TAXES

         EFFECTIVE TAX RATE

         ($ in millions)
        --------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                               1999            1998            1997
        --------------------------------------------------------------------------------------------------------
        Income Before Federal Income Taxes                            $1,592          $1,383          $1,283
        Statutory Tax Rate                                                35%             35%             35%
        --------------------------------------------------------------------------------------------------------
        Expected Federal Income Taxes                                    557             484             449
        Tax Effect of:
             Non-taxable investment income                               (19)            (5)              (4)
             Other, net                                                    7               2              (1)
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                          $  545          $  481          $  444
        ========================================================================================================
        Effective Tax Rate                                                34%             35%             35%
        --------------------------------------------------------------------------------------------------------

        COMPOSITION OF FEDERAL INCOME TAXES

        Current:
             United States                                                $377            $418            $410
             Foreign                                                        32              24              24
        --------------------------------------------------------------------------------------------------------
             Total                                                         409             442             434
        --------------------------------------------------------------------------------------------------------
        Deferred:
             United States                                                 143              40              10
             Foreign                                                        (7)             (1)             --
        --------------------------------------------------------------------------------------------------------
             Total                                                         136              39              10
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                              $545            $481            $444
        ========================================================================================================


     Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity were $17 million for each of the years ended December 31, 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The net deferred tax liabilities at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


        -----------------------------------------------------------------------------------------------------------------
        ($ in millions)                                                                            1999             1998
                                                                                                   ----             ----
        -----------------------------------------------------------------------------------------------------------------
        Deferred Tax Assets:
             Benefit, reinsurance and other reserves                                              $ 645           $  616
             Operating lease reserves                                                                70               76
             Investments, net                                                                        11               --
             Other employee benefits                                                                106              103
             Other                                                                                  142              135
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                              974              930
        -----------------------------------------------------------------------------------------------------------------

        Deferred Tax Liabilities:
             Deferred acquisition costs and value of insurance in force                            (773)            (673)
             Investments, net                                                                        --             (489)
             Other                                                                                 (124)             (90)
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                             (897)          (1,252)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax (Liability) Asset Before Valuation Allowance                                77             (322)
        Valuation Allowance for Deferred Tax Assets                                                (100)            (100)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax Liability After Valuation Allowance                                      $ (23)          $ (422)
        -----------------------------------------------------------------------------------------------------------------


     The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $100 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

     At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.


11.  NET INVESTMENT INCOME

        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                           $1,806         $1,598         $1,460
             Mortgage loans                                                235            295            291
             Joint ventures and partnerships                               141             74             55
             Trading                                                       141             43             57
             Other, including policy loans                                 287            240            263
        ------------------------------------------------------------------------------------------------------
                                                                         2,610          2,250          2,126
        ------------------------------------------------------------------------------------------------------
        Investment expenses                                                104             65             89
        ------------------------------------------------------------------------------------------------------
        Net investment income                                           $2,506         $2,185         $2,037
        ------------------------------------------------------------------------------------------------------


12.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) for the periods were as follows:


        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        REALIZED INVESTMENT GAINS
             Fixed maturities                                             $(23)          $111           $ 71
             Equity securities                                               7              6             (9)
             Mortgage loans                                                 29             21             59
             Real estate held for sale                                     108             16             67
             Other                                                          (8)            (5)            11
        ------------------------------------------------------------------------------------------------------
                 Total Realized Investment Gains                          $113           $149           $199
        ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:


        -------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999          1998           1997
        ($ in millions)                                                           ----          ----           ----
        -------------------------------------------------------------------------------------------------------------
        UNREALIZED INVESTMENT GAINS (LOSSES)
             Fixed maturities                                                 $(1,554)        $   91         $  446
             Equity securities                                                     49             13             25
             Other                                                                (30)          (169)           520
        -------------------------------------------------------------------------------------------------------------
                 Total Unrealized Investment Gains (Losses)                    (1,535)           (65)           991
        -------------------------------------------------------------------------------------------------------------

             Related taxes                                                       (539)           (20)           350
        -------------------------------------------------------------------------------------------------------------
             Change in unrealized investment gains (losses)                      (996)           (45)           641
             Transferred to paid in capital, net of tax                            --           (585)            --
             Balance beginning of year                                            598          1,228            587
        -------------------------------------------------------------------------------------------------------------
                 Balance End of Year                                          $  (398)        $  598         $1,228
        -------------------------------------------------------------------------------------------------------------


     Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock. Also included in Other were unrealized gains of $506 million, which were reported in 1997, related to appreciation of Citigroup common stock.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fixed Maturities

     The amortized cost and fair value of investments in fixed maturities were as follows:

        -------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
        DECEMBER 31, 1999                                        AMORTIZED        UNREALIZED      UNREALIZED       FAIR
        ($ in millions)                                             COST             GAINS          LOSSES         VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 5,081         $    22         $   224         $ 4,879
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,032              14              53             993
             Obligations of states, municipalities and
             political subdivisions                                    214              --              31             183
             Debt securities issued by foreign governments             811              35              10             836
             All other corporate bonds                              13,938              69             384          13,623
             Other debt securities                                   3,319              30              99           3,250
             Redeemable preferred stock                                105               4               7             102
       -------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $24,500         $   174         $   808         $23,866
       -------------------------------------------------------------------------------------------------------------------

        -------------------------------------------------------------------------------------------------------------------
                                                                                  GROSS           GROSS
        DECEMBER 31, 1998                                        AMORTIZED      UNREALIZED      UNREALIZED          FAIR
        ($ in millions)                                             COST           GAINS          LOSSES            VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 4,717         $   147         $    11         $ 4,853
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,563             186               3           1,746
             Obligations of states, municipalities and
             political subdivisions                                    239              18              --             257
             Debt securities issued by foreign governments             634              41               3             672
             All other corporate bonds                              13,025             532              57          13,500
             Other debt securities                                   2,709             106              38           2,777
             Redeemable preferred stock                                 86               3               1              88
        ------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $22,973         $ 1,033         $   113         $23,893
        ------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Proceeds from sales of fixed maturities classified as available for sale were $12.6 billion, $13.4 billion and $7.6 billion in 1999, 1998 and 1997, respectively. Gross gains of $200 million, $314 million and $170 million and gross losses of $223 million, $203 million and $99 million in 1999, 1998 and 1997, respectively, were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion and $4.8 billion at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


        --------------------------------------------------------------------------------------
                                                                AMORTIZED
        ($ in millions)                                            COST            FAIR VALUE
        --------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                $1,624            $1,622
             Due after 1 year through 5 years                        6,633             6,599
             Due after 5 years through 10 years                      5,257             5,132
             Due after 10 years                                      5,905             5,634
        --------------------------------------------------------------------------------------
                                                                    19,419            18,987
        --------------------------------------------------------------------------------------
             Mortgage-backed securities                              5,081             4,879
        --------------------------------------------------------------------------------------
                 Total Maturity                                    $24,500           $23,866
        --------------------------------------------------------------------------------------


     The Company makes investments in collateralized mortgage obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs classified as available for sale with a fair value of $3.8 billion and $3.4 billion, respectively. Approximately 52% and 54%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998. In addition, the Company held $1.1 billion and $1.4 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1999 and 1998, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Equity Securities

     The cost and fair values of investments in equity securities were as follows:


        -------------------------------------------------------------------------------------------------------------------
                                                                          GROSS                GROSS
        EQUITY SECURITIES:                                             UNREALIZED             UNREALIZED         FAIR
        ($ in millions)                                  COST             GAINS                 LOSSES           VALUE
        -------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $195              $123                   $ 4              $314
             Non-redeemable preferred stocks               496                15                    41               470
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $691              $138                   $45              $784
        -------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $129               $44                   $ 3              $170
             Non-redeemable preferred stocks               345                10                     7               348
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $474               $54                   $10              $518
        -------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $100 million, $212 million and $341 million in 1999, 1998 and 1997, respectively. Gross gains of $15 million, $30 million and $53 million and gross losses of $8 million, $24 million and $62 million in 1999, 1998 and 1997, respectively, were realized on those sales.


     Mortgage Loans and Real Estate Held For Sale

     At December 31, 1999 and 1998, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:


        --------------------------------------------------------------------------------------------------
        ($ in millions)                                                              1999            1998
        --------------------------------------------------------------------------------------------------
        Current Mortgage Loans                                                    $2,228          $2,370
        Underperforming Mortgage Loans                                                57             236
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans                                                  2,285           2,606
        --------------------------------------------------------------------------------------------------

        Real Estate Held For Sale - Foreclosed                                       223             112
        Real Estate Held For Sale - Investment                                        13              31
        --------------------------------------------------------------------------------------------------
             Total Real Estate                                                       236             143
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans and Real Estate Held for Sale                   $2,521          $2,749
        ==================================================================================================

     Underperforming mortgage loans include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

        -----------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ in millions)
        -----------------------------------------------------------------------
        Past Maturity                                            $   39
        2000                                                        162
        2001                                                        172
        2002                                                        137
        2003                                                        131
        2004                                                        140
        Thereafter                                                1,504
        -----------------------------------------------------------------------
             Total                                               $2,285
        =======================================================================


     Trading Securities

     Trading securities of the Company are held in Tribeca.

        -------------------------------------------------------------------------------------------
        ($ in millions)                                                    1999            1998
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES OWNED
        Convertible bond arbitrage                                       $1,045            $754
        Merger arbitrage                                                    421             427
        Other                                                               212               5
        -------------------------------------------------------------------------------------------
             Total                                                       $1,678          $1,186
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES SOLD NOT YET PURCHASED
        Convertible bond arbitrage                                         $799            $521
        Merger arbitrage                                                    299             352
        -------------------------------------------------------------------------------------------
             Total                                                       $1,098            $873
        -------------------------------------------------------------------------------------------

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     At December 31, 1999 and 1998, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 8.

     The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 8.

     The Company had concentrations of investments, primarily fixed maturities, in the following industries:


        --------------------------------------------------------------------------
        ($ in millions)                                     1999           1998
        --------------------------------------------------------------------------
        Banking                                            $1,906         $2,131
        Electric Utilities                                  1,653          1,513
        Finance                                             1,571          1,346
        --------------------------------------------------------------------------


     The Company held investments in Foreign Banks in the amount of $1,012 million and $997 million at December 31, 1999 and 1998, respectively, which are included in the table above. Also, below investment grade assets included in the preceding table were not significant.

     Included in fixed maturities are below investment grade assets totaling $2.2 billion and $2.1 billion at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.


     Non-Income Producing Investments

     Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.


     Restructured Investments

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 1999 and 1998. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 1999 and in 1998. Interest on these assets, included in net investment income was insignificant in 1999 and 1998.


13.  DEPOSIT FUNDS AND RESERVES

     At December 31, 1999, the Company had $27.0 billion of life and annuity deposit funds and reserves. Of that total, $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $6.2 billion of liabilities are surrenderable without charge. More than 12.7% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



14.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:


          ---------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                             1999            1998             1997
        ($ in millions)                                                             ----            ----             ----
          ---------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                    $ 1,047          $   902          $   839
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized gains                                                     (113)            (149)            (199)
                 Deferred federal income taxes                                       136               39               10
                 Amortization of deferred policy acquisition costs                   315              275              252
                 Additions to deferred policy acquisition costs                     (686)            (566)            (471)
                 Investment income                                                  (221)            (202)             (32)
                 Premium balances                                                    (23)              23              (64)
                 Insurance reserves and accrued expenses                             421              348              111
                 Other                                                                99              205              380
          ---------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                 $   975          $   875          $   826
          ---------------------------------------------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------------------------


15.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999, the transfer of Citigroup common stock to Citigroup preferred stock valued at $987 million in 1998 and the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



16.  OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of The Travelers Insurance Company and The Travelers Life and Annuity Company. Travelers Life & Annuity offers individual annuity, group annuity, individual life and long-term care products distributed by the Company and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

     The PRIMERICA LIFE business segment consolidates primarily the business of Primerica Life Insurance Company, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company. The Primerica Life business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 80,000 full and part-time licensed Personal Financial Analysts.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume.

     BUSINESS SEGMENT INFORMATION:

       -----------------------------------------------------------------------------------------------------------------
                                                         TRAVELERS LIFE &   PRIMERICA LIFE
       1999 ($ in millions)                                  ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
        Business Volume:
             Premiums                                        $   666             $ 1,072             $ 1,738
             Deposits                                         11,220                  --              11,220
                                                             -------             -------             -------
        Total business volume                                $11,886             $ 1,072             $12,958
        Net investment income                                  2,249                 257               2,506
        Interest credited to contractholders                     937                  --                 937
        Amortization of deferred acquisition costs               127                 188                 315
        Federal income taxes on Operating Income                 319                 186                 505
        Operating Income (excludes realized gains or
             losses and the related FIT)                     $   619             $   355             $   974
        Segment Assets                                       $56,615             $ 6,916             $63,531
       -----------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       -----------------------------------------------------------------------------------------------------------------
                                                                TRAVELERS LIFE &      PRIMERICA LIFE
       1998 ($ in millions)                                          ANNUITY            INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   683               $1,057           $ 1,740
            Deposits                                                   7,693                   --             7,693
                                                                     -------               ------           -------
       Total business volume                                         $ 8,376               $1,057           $ 9,433
       Net investment income                                           1,965                  220             2,185
       Interest credited to contractholders                              876                   --               876
       Amortization of deferred acquisition costs                         88                  187               275
       Federal income taxes on Operating Income                          260                  170               430
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   493               $  312           $   805
       Segment Assets                                                $49,646               $6,902           $56,548
       -----------------------------------------------------------------------------------------------------------------


       -----------------------------------------------------------------------------------------------------------------
                                                                 TRAVELERS LIFE       PRIMERICA LIFE
       1997 ($ in millions)                                         & ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   548               $1,035           $ 1,583
            Deposits                                                   5,276                   --             5,276
                                                                     -------               ------           -------
       Total business volume                                         $ 5,824               $1,035           $ 6,859
       Net investment income                                           1,836                  201             2,037
       Interest credited to contractholders                              829                   --               829
       Amortization of deferred acquisition costs                         68                  184               252
       Federal income taxes on Operating Income                          221                  153               374
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   427               $  283           $   710
       Segment Assets                                                $42,330               $7,110           $49,440
       -----------------------------------------------------------------------------------------------------------------


     The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       ----------------------------------------------------------------------------------------------------------
       BUSINESS SEGMENT RECONCILIATION:
       ($ in millions)
       ----------------------------------------------------------------------------------------------------------

       REVENUES                                                         1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total business volume                                         $12,958           $9,433        $6,859
       Net investment income                                           2,506            2,185         2,037
       Realized investment gains                                         113              149           199
       Other revenues                                                    521              440           354
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total revenues                                           $4,878           $4,514        $4,173
       ==========================================================================================================

       OPERATING INCOME                                                 1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total operating income of business segments                    $  974             $805          $710
       Realized investment gains net of tax                               73               97           129
       ----------------------------------------------------------------------------------------------------------
             Income from continuing operations                        $1,047             $902          $839
       ==========================================================================================================

       ASSETS                                                           1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total assets of business segments                             $63,531          $56,548       $49,440
       ==========================================================================================================


       REVENUE BY PRODUCTS                                              1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Deferred Annuities                                             $5,694           $4,198        $3,303
       Group and Payout Annuities                                      7,275            5,326         3,737
       Individual Life and Health Insurance                            2,434            2,270         2,102
       Other (a)                                                         695              413           307
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total Revenue                                            $4,878           $4,514        $4,173
       ==========================================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.


     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                          TRAVELERS MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                   SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES




                      Individual Variable Annuity Contract
                                    issued by



                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183



L-21254S                                                                May 2000

                                     PART C

                                Other Information

Item 24.   Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information.
        The financial statements of the Registrant include:

                Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the year ended December 31, 1999 and for the period July 20, 1998 (date operations commenced) to December 31, 1998
                Statement of Investments as of December 31, 1999
                Notes to Financial Statements

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

             Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
             Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997
              Consolidated Statements of Cash Flows for the years ended
             December 31, 1999, 1998 and 1997
             Notes to Consolidated Financial Statements

(b)          Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

2.           Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

4.           Variable Annuity Contract.  (Incorporated herein by reference to
             Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13, 1997.)

10.          Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

15.          Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
             McGah as signatory for Michael A. Carpenter, Jay S. Benet, George
             C. Kokulis, Robert I. Lipp, Ian R. Stuart, Katherine M. Sullivan and Marc P. Weill. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed November 13, 1997.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.

Item 25.   Directors and Officers of the Depositor

Name and Principal                                      Positions and Offices
Business Address                                        with Insurance Company
----------------                                        ----------------------
George C. Kokulis*                                      Director, President and Chief Executive Officer
Katherine M. Sullivan*                                  Director and Senior Vice President
Marc P. Weill**                                         Director and Senior Vice President
Mary Jean Thornton*                                     Executive Vice President and
                                                        Chief Information Officer
Stuart Baritz***                                        Senior Vice President
Jay S. Fishman*                                         Senior Vice President
Barry Jacobson*                                         Senior Vice President
Russell H. Johnson*                                     Senior Vice President
Marla Berman Lewitus                                    Senior Vice President and
                                                        General Counsel
Brendan Lynch*                                          Senior Vice President
Warren H. May*                                          Senior Vice President
Kathleen Preston*                                       Senior Vice President
David A. Tyson*                                         Senior Vice President
F. Denney Voss*                                         Senior Vice President
Glenn D. Lammey*                                        Chief Financial Officer, Chief
                                                        Accounting Officer and Controller
David A. Golino*                                        Vice President
Donald R. Munson, Jr.*                                  Vice President
Anthony Cocolla                                         Second Vice President
Scott R. Hansen                                         Second Vice President
Linn K. Richardson*                                     Second Vice President and Actuary

Paul Weissman                                           Actuary
Ernest J. Wright*                                       Vice President and Secretary
Kathleen A. McGah*                                      Assistant Secretary and
                                                          Deputy General Counsel


Principal Business Address:
*       The Travelers Insurance Company                         **      Citigroup Inc.
        One Tower Square                                                388 Greenwich Street
        Hartford, CT  06183                                             New York, N.Y. 10013

***     Travelers Portfolio Group
        1345 Avenue of the Americas
        New York, NY 10105


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

           Exhibit 16

Item 27.   Number of Contract Owners

As of February 29, 2000, 195 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.   Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)          CFBDS, Inc.
             21 Milk Street
             Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA

II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash

Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)     Not Applicable

Item 30.   Location of Accounts and Records

(1)          The Travelers Insurance Company
             One Tower Square
             Hartford, Connecticut  06183


Item 31.   Management Services

Not Applicable.

Item 32.   Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 12th day of April, 2000.

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                                              (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                              (Depositor)



                                By:*GLENN D. LAMMEY
                                   ---------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer,
                                    Chief Accounting Officer and Controller

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 12th day of April 2000.


*GEORGE C. KOKULIS                               Director, President and Chief Executive Officer
---------------------------------                (Principal Executive Officer)
 (George C. Kokulis)

*KATHERINE M. SULLIVAN                           Director
---------------------------------
 (Katherine M. Sullivan)

*MARC P. WEILL                                   Director
---------------------------------
(Marc P. Weill)



*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.          Description                                                     Method of Filing
             -----------                                                     ----------------
   10        Consent of KPMG LLP, Independent                                Electronically
             Certified Public Accountants.

   15(b)     Powers of Attorney authorizing Ernest J. Wright or              Electronically
             Kathleen A. McGah as signatory for George C. Kokulis,
             Katherine M. Sullivan and Glenn D. Lammey.

 16          Item 26.  Persons Controlled by or Under Common Control         Electronically
             with the Depositor or Registrant